As filed with the Securities and Exchange Commission on December 18, 2002

                                                       Registration No. 33-13954
================================================================================
                              UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              Pre-Effective Amendment No. ________          [_]

                 Post-Effective Amendment No. 41         [X]

                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]

                   Amendment No. 42               [X]

(Check appropriate box or boxes)

                              Pacific Select Fund
              (Exact Name of Registrant as Specified in Charter)

       700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA  92660
             (Address of Principal Executive Offices )  (Zip Code)

   Registrant's Telephone Number, including Area Code:  (949) 219-6767

                               Robin S. Yonis
              Assistant Vice President and Investment Counsel of
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                             Post Office Box 9000
                           Newport Beach, CA  92660
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                                   Dechert
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

Approximate Date of Proposed Public Offering ___________________________________

It is proposed that this filing will become effective (check appropriate box)

     [X] immediately upon filing pursuant to paragraph (b)
     [_] on May 1, 2002 pursuant to paragraph (b)

     [_] 60 days after filing pursuant to paragraph (a)(1)
     [_] on May 1, 2002 pursuant to paragraph (a)(1)
     [_] 75 days after filing pursuant to paragraph (a)(2)
     [_] on May 1, 2002 pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                   PROSPECTUS

(Included in Post-Effective Amendment No. 37 to the Registrant's Registration
Statement on Form N-1A, Accession No. 0001017062-02-000781, as filed on April
30, 2002, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Post-Effective Amendment No. 37 to the Registrant's Registration
Statement on Form N-1A, Accession No. 0001017062-02-000781, as filed on April
30, 2002, and incorporated by reference herein.)

PACIFIC SELECT FUND	SUPPLEMENT DATED DECEMBER 18, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

This supplement changes the fund's prospectus effective January 1, 2003. It gives you information about certain options under your variable annuity contract or variable life insurance policy and restates information contained in the October 8, 2002 supplement. This supplement must be preceded or accompanied by the Pacific Select Fund prospectus dated May 1, 2002. Remember to review the fund prospectus for other important information.

New Manager
Effective January 1, 2003, OppenheimerFunds, Inc. (Oppenheimer) became the portfolio manager of the:

•   Multi-Strategy Portfolio
•   Main Street® Core Portfolio (formerly Large-Cap Core Portfolio)
•   Emerging Markets Portfolio

An overview of Pacific Select Fund	An overview of Pacific Select Fund is amended by replacing information regarding the Multi-Strategy, the Large-Cap Core, and the Emerging Markets Portfolios, with the following:

PORTFOLIO AND MANAGER	INVESTMENT GOAL	THE PORTFOLIO’S MAIN INVESTMENTS	THE PORTFOLIO’S MAIN RISKS
Multi-Strategy Portfolio Oppenheimer	High total return.	A mix of equity and fixed income securities.	Price volatility, changes in interest rates, credit, mortgage-related securities, foreign investments and emerging countries.
Main Street® Core Portfolio (formerly Large-Cap Core Portfolio) Oppenheimer	Long-term growth of capital and income.	Equity securities of large U.S. companies.	Price volatility, changes in interest rates, credit, derivatives and foreign investments.
Emerging Markets Portfolio Oppenheimer	Long-term growth of capital.	Equity securities of companies that are located in countries generally regarded as “emerging market” countries.	Price volatility, foreign investments and emerging countries.

About the portfolios
Effective January 1, 2003, the Large-Cap Core Portfolio changed its name to the Main Street Core Portfolio. All references to the Large-Cap Core Portfolio throughout the prospectus are now references to the Main Street Core Portfolio.

The About the portfolios section is amended by replacing pages 14, 15, 32, 33, 34 and 35 of the prospectus, which describe the Multi-Strategy, the Large-Cap Core, and the Emerging Markets Portfolios with pages 2 through 7 of this supplement.

Although the fundamental policy of the Mid-Cap Growth and the Global Growth Portfolios permits them to be “non-diversified”, the portfolio managers are currently managing them as though they were diversified portfolios.

Advisory fee reductions	The Emerging Markets Portfolio’s advisory fee is reduced from the annual rate of 1.10% to 1.00% of the average daily net assets, effective January 1, 2003.
The I-Net TollkeeperSM Portfolio’s advisory fee was reduced from the annual rate of 1.40% to 1.25% of the average daily net assets, effective November 1, 2002.

ABOUT THE PORTFOLIOS	MULTI-STRATEGY PORTFOLIO

The investment goal	This portfolio seeks to provide a high total return from a portfolio of equity and fixed income securities. Total return will consist of income plus realized and unrealized capital gains and losses.

What the portfolio invests in

This portfolio’s principal investment strategy is to invest in a mix of equity and fixed income securities, although there is no requirement to weight the portfolio holdings in any fixed proportion. The portfolio invests in stocks mainly for their growth potential and in debt securities for income and to help preserve principal when stock markets are volatile.

Within the equity portion of the portfolio, the portfolio management team will invest principally in the common stock of large and medium-sized U.S. companies, but may also invest up to 20% of the portfolio’s assets in small U.S. companies. The portfolio may also invest in preferred stock, warrants, rights, ADRs, and fixed income securities that can be converted into equity securities, as well as foreign securities. The team may use both “growth” and “value” styles in selecting stocks. They consider fundamental analysis of a company’s financial statements, management structure, operations, product development, and industry analysis. Growth investing seeks stocks that the team believes have possibilities for increases in stock price because of strong earnings growth compared to the market, the development of new products or services, or other favorable economic factors. Value investing seeks stocks that are temporarily out of favor or undervalued in the market by various measures, such as the stock’s price/earnings ratio.

Within the fixed income portion of the portfolio, the team may invest in fixed income securities of any credit rating, principally bonds and notes issued by U.S. and foreign companies and governments, and mortgage-related securities including stripped mortgage-related securities. The portfolio may also purchase “Brady Bonds”. In determining whether to purchase a security, the team evaluates business and economic factors affecting an issuer as well as its credit rating. The portfolio’s foreign debt investments may be denominated in U.S. dollars or in foreign currencies. The portfolio may purchase foreign currency in connection with the purchase and sale of foreign securities.

The portfolio will normally invest at least 25% of its assets in equity securities and 25% in fixed-income securities. The remainder will be allocated depending on the manager’s analysis of market conditions.

The portfolio may invest up to 50% of its assets in foreign securities, including those of emerging market countries. American Depositary Receipts (ADRs) are excluded from this limit.

The portfolio may invest up to 35% of its assets in lower-rated, high-yield (“junk”) bonds.

Risks you should be aware of

The Multi-Strategy Portfolio invests in a mix of equity and fixed income securities. The portfolio may be affected by the following risks, among others:

• price volatility – the value of the portfolio changes as the prices of its investments go up or down. This portfolio invests in large, medium and small-sized companies. Small and medium-sized companies may be more susceptible to greater price swings than large companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Small companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

• changes in interest rates – the portfolio’s fixed income investments may make it sensitive to changes in interest rates. The value of the portfolio may fall when interest rates rise.

• credit – the portfolio could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. The portfolio may invest in high yield (“junk”) bonds, which have low credit ratings by Moody’s (Ba and lower), or Standard & Poor’s (BB and lower), or have not been rated but are of comparable quality. High yield bonds are especially subject to credit risk during periods of economic uncertainty or downturns, and are considered to be mostly speculative in nature.

• mortgage-related securities – can be paid off early if the owners of underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the portfolio will be forced to reinvest this money at lower yields. Conversely, if interest rates rise, the duration of such securities tends to extend, making them more sensitive to changes in interest rates. Stripped mortgage-related securities can be particularly sensitive to changes in interest rates.

	MULTI-STRATEGY PORTFOLIO

Risks you should be aware of (continued)

• foreign investments – may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

• emerging countries – investments in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets, for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.

How the portfolio performed	Year by year total return (%)

The bar chart shows how the portfolio’s performance has varied over the past 10 years.

The table below the bar chart compares portfolio performance to its benchmark indices.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

Past performance is important, but it’s no guarantee of future performance.

For information on how Oppenheimer has managed substantially similar accounts, see Performance of comparable accounts in this supplement.
	as of December 31 each year Best and worst quarterly performance during this period: 4th quarter 1998: 12.08%; 3rd quarter 2001: (7.05)%
	Average annual total return as of December 31, 2001	1 year	5 years	10 years

	Multi-Strategy Portfolio1	(1.15)%	8.55%	9.21%
	Lehman Brothers Aggregate Bond Index2	8.42%	7.43%	7.23%
	Standard & Poor’s 500 Composite Stock Price Index3	(11.88)%	10.70%	12.93%

[1]  OppenheimerFunds, Inc. began managing the portfolio on January 1, 2003 and some investment polices changed at that time. Other firms managed the portfolio before that date. On January 1, 1994 the investment objective and some investment policies changed.

2  The Lehman Brothers Aggregate Bond Index, an index of investment grade fixed income securities with maturities of at least one year. Results include reinvested dividends.

3  The Standard & Poor’s 500 Composite Stock Price Index, an index of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. Results include reinvested dividends.

Who manages the portfolio

This portfolio is managed by a team lead by:

Richard Rubinstein, CFA, CFP, senior vice president of Oppenheimer has over 20 years experience as an investment professional, including 12 years with Oppenheimer.

For information regarding other principal members of the team, see Managing Pacific Select Fund in this supplement.

The Multi-Strategy Portfolio is managed by a team of portfolio managers at OppenheimerFunds, Inc. (Oppenheimer).

ABOUT THE PORTFOLIOS	MAIN STREET CORE PORTFOLIO

The investment goal	This portfolio seeks long-term growth of capital and income.

What the portfolio invests in

This portfolio’s principal investment strategy is to invest in equity securities of companies of different capitalization ranges. Currently, the portfolio manager focuses on U.S. companies with large market capitalizations. It may invest in medium and small companies and in companies located outside the U.S. and in American Depositary Receipts.

In selecting securities for purchase or sale the manager uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. Generally, the selection process currently involves the use of:

• Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. A group of “bottom up” models helps to rank stocks in a universe typically including 2000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

• Fundamental research: The manager uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

• Judgment: The portfolio is then continuously rebalanced by the manager, using the tools described above. The manager may consider other factors as well.

The portfolio invests principally in common stock. It may also invest in other equity securities or equivalents, like preferred stock, convertible stock, and in fixed income securities that can be converted into equity securities. In addition the portfolio may invest in debt securities, such as bonds and debentures, and in issuers in foreign countries (including emerging market countries), but does not currently emphasize these investments.

The portfolio may invest in derivatives (such as index options and stock index futures contracts) to try to increase returns, to try to gain access to a market, or as a substitute for buying the securities in the index.

A company’s “capitalization” is a measure of its size. Capitalization is calculated by multiplying the current share price by the number of shares held by investors.

Risks you should be aware of

The Main Street Core Portfolio may be affected by the following risks, among others:

• price volatility – the portfolio principally invests in equity securities, which may go up or down in value, sometimes rapidly and unpredictably. The manager tries to control price volatility by investing in many different companies in a variety of industries. This portfolio may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

• changes in interest rates – the portfolio’s fixed income investments may make it sensitive to changes in interest rates. The value of the portfolio may fall when interest rates rise.

• credit – the portfolio could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt.

	MAIN STREET CORE PORTFOLIO

Risks you should be aware of (continued)

• derivatives – such as options and futures contracts derive their value from the value of an underlying security, group of securities or an index. Derivatives could increase a portfolio’s volatility and reduce returns.

• foreign investments – may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

How the portfolio performed	Year by year total return (%)

The bar chart shows how the portfolio’s performance has varied over the past 10 years.

The table below the bar chart compares portfolio performance to its benchmark index.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

Past performance is important, but it’s no guarantee of future performance.

For information on how Oppenheimer has managed substantially similar accounts, see Performance of comparable accounts in this supplement.
	as of December 31 each year Best and worst quarterly performance during this period: 4th quarter 1998: 21.81%; 3rd quarter 2001: (16.06)%
	Average annual total return as of December 31, 2001	1 year	5 years	10 years

	Main Street Core Portfolio1	(8.87)%	8.99%	10.65%
	Standard & Poor’s 500 Composite Stock Price Index2	(11.88)%	10.70%	12.93%

1  OppenheimerFunds, Inc. began managing the portfolio on January 1, 2003 and some investment policies changed at that time. Other firms managed the portfolio before that date. On January 1, 1994, some investment policies changed.

2  The Standard & Poor’s 500 Composite Stock Price Index, an index of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. Results include reinvested dividends.

Who manages the portfolio

Charles E. Albers, CFA, senior vice president of Oppenheimer has over 30 years of experience as an investment professional, including 4 years with Oppenheimer.

Nikolaos D. Monoyios, CFA, vice president of Oppenheimer has over 20 years of experience as an investment professional, including 4 years with Oppenheimer.

The Main Street Core Portfolio is managed by a team of portfolio managers at OppenheimerFunds, Inc. (Oppenheimer).

ABOUT THE PORTFOLIOS	EMERGING MARKETS PORTFOLIO

This portfolio is not available for: • Pacific Corinthian variable annuity contracts

The investment goal	This portfolio seeks long-term growth of capital.

What the portfolio invests in

This portfolio’s principal investment strategy is to invest at least 80% of its assets in securities (including American Depositary Receipts) of companies whose principal activities are conducted in countries that are generally regarded as “emerging market” countries. The portfolio principally invests in common stock and other equity securities.

The portfolio manager seeks to invest in countries whose economies, industries and stock markets it believes are growing, gaining more stability, and/or offer attractive long-term investment prospects. In selecting securities, the manager looks primarily for foreign companies in developing markets with high growth potential. The manager uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers the special factors and risks of the country in which the issuer operates. In seeking broad diversification of the portfolio, the manager currently searches for:

• companies of different capitalization ranges with strong market positions and the ability to take advantage of barriers to competition in their industry, such as high start-up costs
• companies with management that has a proven record
• companies (new or established) entering into a growth cycle
• companies with the potential to withstand high market volatility
• companies with strong earnings growth whose stock is selling at a reasonable price.

In applying these and other selection criteria, the manager considers the effect of worldwide trends on the growth of various business sectors, and looks for companies that may benefit from four main global trends: development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes. This strategy may change over time.

The portfolio may seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the manager believes they have growth potential. The portfolio may try to take tactical advantage of short-term market movements or events affecting particular issuers or industries. At times, the portfolio might increase the relative emphasis of its investments in a particular industry or group of industries or in a particular region of the world.

Emerging market countries are typically less developed economically than industrialized countries and may offer high growth potential as well as considerable investment risk. These countries are generally located in Latin America, Asia, the Middle East, Eastern Europe and Africa.

The portfolio may invest in U.S. and foreign government securities, high-quality corporate fixed income securities, or money market instruments, to meet cash flow needs or if the U.S. government ever imposes restrictions on foreign investing.

Under normal market conditions, the manager will invest in securities of issuers in at least three emerging market countries.
The manager may also invest in preferred and convertible stocks or other equity equivalents, securities of issuers in special situations (including mergers and reorganizations), small unseasoned companies, domestic securities (in small amounts), debt securities of foreign companies and governments in developed and developing countries.

Risks you should be aware of

The Emerging Markets Portfolio may be affected by the following risks, among others:

• price volatility – the portfolio principally invests in equity securities, which may go up or down in value, sometimes rapidly and unpredictably. Different stock markets may behave differently from each other. This portfolio invests in companies in emerging markets, which may be particularly volatile. It also invests in smaller companies and growth stocks, which may be more susceptible to greater price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

This portfolio invests in companies the manager believes have the potential for rapid growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests in equities that are “undervalued,” for example. Emerging growth companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

The value of this portfolio may have greater price swings than most of the Pacific Select Fund portfolios.

	EMERGING MARKETS PORTFOLIO

Risks you should be aware of (continued)

• foreign investments – may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

• emerging countries – investments in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets, for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.

How the portfolio performed	Year by year total return (%)
The bar chart shows how the portfolio’s performance has varied since its inception.

The table below the bar chart compares portfolio performance to its benchmark index.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

Past performance is important, but it’s no guarantee of future performance.

For information on how Oppenheimer has managed substantially similar accounts, see Performance of comparable accounts in this supplement.
	as of December 31 each year[1] Best and worst quarterly performance during this period: 4th quarter 2001: 29.73%; 3rd quarter 1998: (25.07)%
	Average annual total return as of December 31, 2001	1 year	5 years	Since inception (April 1, 1996)

	Emerging Markets Portfolio1	(8.68)%	(8.29)%	(7.77)%
	MSCI Emerging Markets Free Index2	(2.37)%	(5.74)%	(5.04)%

1  OppenheimerFunds, Inc. began managing the portfolio on January 1, 2003. Other firms managed the portfolio before that date.

2  The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index, an index typically made up of 800 to 900 stocks from approximately 26 emerging market countries. Results include reinvested dividends.

Who manages the portfolio	Rajeev Bhaman, CFA, vice president of Oppenheimer has over 12 years of experience as an investment professional, including 6 years with Oppenheimer.
The Emerging Markets Portfolio is managed by OppenheimerFunds, Inc. (Oppenheimer).

MANAGING PACIFIC SELECT FUND

Fees and expenses paid by the fund
The first paragraph in Fees and expenses paid by the fund is replaced by the following:

The table below shows the advisory fee and fund expenses as an annual percentage of each portfolio’s average daily net assets, based on the year 2001 unless otherwise noted. To help limit fund expenses, Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing, interest (including commitment fees), taxes, brokerage commissions and other transactional expenses, extraordinary expenses, expenses not incurred in the ordinary course of business, and expenses of counsel or other persons or services retained by the fund’s independent trustees) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2003. In 2001, Pacific Life recouped $13,202 from the I-Net Tollkeeper Portfolio for its reimbursements in 2000 under the expense limitation agreement.

Information on the Emerging Markets and I-Net Tollkeeper Portfolios in the table is replaced with the following:

	Portfolio	Advisory fee	Other expenses	12b-1 amounts†	Total expenses	Less adviser’s reimbursement	Total net expenses

	Emerging Markets[1,2]	1.00	0.22	—	1.22	—	1.22

	I-Net Tollkeeper[3]	1.25	0.07	—	1.32	—	1.32

[1]  Total adjusted net expenses for this portfolio, after deduction of an offset for custodian credits and the 12b-1 recapture were 1.21%.

[2]  Effective January 1, 2003, advisory fee is reduced from the annual rate of 1.10% of the average daily net assets to 1.00%.

[3]  Effective November 1, 2002, advisory fee is reduced from the annual rate of 1.40% of the average daily net assets to 1.25%.

† The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation (“recaptured commissions”). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

Who manages the portfolio section is amended	The portfolio manager information for the respective portfolio is changed as noted below.
Small-Cap Equity Portfolio
The following information is added:

Kathryn M. Peters, vice president of Capital International Research, Inc., has 14 years of research/investment experience, including 1 year with the Capital organization. She was previously associated with Montgomery Asset Management.

International Value Portfolio	Information regarding Ronald J. Saba is deleted.
Capital Opportunities Portfolio
Information regarding Maura A. Shaughnessy is deleted, and the following is added:

S. Irfan Ali, is a senior vice president of MFS. Mr. Ali has been employed in the investment management area of MFS since 1993. He has a BA and and an MBA from Harvard.

Kenneth J. Enright, is a senior vice president of MFS. Mr. Enright has been employed in the investment management area of MFS since 1986. He has a BS from Boston State College and an MBA from Babson College.

Mid-Cap Growth Portfolio
Information regarding Mark Regan is deleted, and the following is added:

David E. Sette-Ducati is a senior vice president of MFS. Mr. Sette-Ducati has been employed in the investment management area of MFS since 1995. Before joining MFS, Mr. Sette-Ducati was an analyst with Lehman Brothers Inc. and an associate with Nicoletti & Company. He has a BA from Williams College and an MBS from Dartmouth College.

High Yield Bond Portfolio	Information regarding Lori Johnstone is deleted.
Equity Income Portfolio
The following information is added:

Bartlett R. Geer is a senior vice president of Putnam. He joined Putnam in 2000 and was previously associated with State Street Research & Management.

Jeanne L. Mockard is a senior vice president of Putnam. She has been associated with Putnam since 1990.

James M. Prusko is a senior vice president of Putnam. He has been associated with Putnam since 1992.

Research Portfolio	The following information is added: Stephen A. Gorman is a managing director of Putnam. He has been associated with Putnam since 2002.

MANAGING PACIFIC SELECT FUND

Equity Portfolio
The following information is added:

Brian O’Toole is a managing director of Putnam. He joined Putnam in 2002 and was previously associated with Citigroup Asset Management and The Northern Trust Company.

Tony H. Elavia is a managing director of Putnam. He joined Putnam in 1999 and was previously associated with TES Partners and Voyageur Asset Management.

Eric M. Wetlaufer is a managing director of Putnam. He joined Putnam in 1997 and was previously associated with Cadence Capital Management.

Aggressive Equity Portfolio
The following information is added:

Joseph P. Joseph is a managing director of Putnam. He has been associated with Putnam since 1994.

Tinh D. Bui is a senior vice president of Putnam. He joined Putnam in 2001 and was previously associated with PPMAmerica, Inc.

Gerald I. Moore is a senior vice president of Putnam. He joined Putnam in 1997 and was previously associated with Boston Company Asset Management.

Managing Pacific Select Fund— About the portfolio managers Pacific Life Insurance Company 700 Newport Center Drive Newport Beach, California 92660
Managing Pacific Select Fund—About the portfolio managers is amended by replacing the first paragraph under Pacific Life with the following information:

Founded in 1868, Pacific Life, the adviser and administrator of the fund, provides life and health insurance products, individual annuities, mutual funds, group employee benefits, and offers to individuals, businesses and pension plans a variety of investment products and services. Over the past five years, the company has grown from the 20th to the 15th largest life insurance company in the nation, based on assets as of December 31, 2001. The Pacific Life family of companies has business relationships with more than two-thirds of the 100 largest U.S. companies. Additional information about Pacific Life can be obtained at its Web site, www.PacificLife.com.

Information concerning portfolio manager change for the Multi-Strategy, Large-Cap Core (renamed Main Street Core) and Emerging Markets Portfolios
At a meeting held on October 2, 2002, Pacific Select Fund’s board of trustees, including a majority of independent trustees, approved OppenheimerFunds, Inc. (Oppenheimer) to serve as the new portfolio manager of the Multi-Strategy, Large-Cap Core (renamed Main Street Core) and Emerging Markets Portfolios effective January 1, 2003 and approved a new portfolio management agreement with Oppenheimer. In reaching this determination, the board considered, among other things, (1) the nature, extent and quality of services provided, including the experience of the personnel of Oppenheimer in managing other accounts with similar investment objectives and policies as those of the Multi-Strategy, Main Street Core and Emerging Markets Portfolios, (2) the recommendations of Pacific Life, (3) the reasonableness of the compensation to be paid under the advisory and portfolio management agreement and a comparative analysis of expense ratios including advisory fees of similar funds; (4) advisory and subadvisory fees paid to Oppenheimer for such services to other funds; (5) a comparative analysis of performance of each portfolio to similar funds and relevant market indices and a comparative analysis of accounts with substantially similar investment strategies; (6) profitability information provided by Pacific Life and the portfolio manager; and (7) the terms and conditions of the advisory and portfolio management agreements.

In evaluating the new portfolio management agreement, the Board of Trustees also considered Pacific Life’s efforts and expenses associated with the development and operation of variable life insurance policies and variable annuity contracts whose proceeds are invested in the Portfolios, as well as Pacific Life’s profits and losses and the reasonableness of its financial goals. The Board also considered the investment-related services rendered by Pacific Life in connection with the variable contracts, and noted: (1) the high quality of contract owner servicing rendered by Pacific Life, which has received high ratings in industry surveys; (2) the provision of asset allocation services to owners of Pacific Life variable contracts at no additional cost; (3) the provision of portfolio rebalancing, dollar cost averaging, and similar services provided to variable contract owners at no additional cost; (4) Pacific Life’s enhanced reporting of financial information to owners of variable contracts; and (5) Pacific Life’s significant investment in technology to facilitate services to variable contracts owners and their agents.

The Board also considered the fact that neither the advisory fee schedule to be paid to Pacific Life nor the portfolio management fee schedule to be paid to Oppenheimer under the new portfolio management agreement would increase from the fee schedules paid to the current managers. In this regard, the board considered, among other factors, Pacific Life’s expenses associated with the operation of the fund and the portfolios, and the investment-related services provided and expenses incurred by Pacific Life in connection with the variable contracts.

There is no change to the advisory fee paid by the Multi-Strategy and Main Street Core Portfolios to the adviser (Pacific Life). There is a reduction in the advisory fee paid by the Emerging Markets Portfolio to the adviser from 1.10% to 1.00%. The new portfolio management fee paid by Pacific Life to Oppenheimer is a flat fee at an annual rate of 0.23% based on combined assets of all three portfolios they will manage. The portfolio management fee paid by Pacific Life through December 31, 2002 to the current portfolio manager of the Emerging Markets Portfolio (Alliance Capital Management L.P.) pursuant to a portfolio management agreement dated May 1, 1999, as amended December 15, 1999, is an annual rate of 0.85% of the average daily net assets of the portfolio, with scheduled marginal reductions (break points) at certain asset levels. The portfolio management fee paid by Pacific Life through December 31, 2002 to the current portfolio manager of the Multi-Strategy and Large-Cap Core (renamed Main Street Core) Portfolios (J.P. Morgan Investment Management Inc.) pursuant to a portfolio management agreement dated December 16, 1993, as amended January 1, 1997, is an annual rate of 0.45% of the combined average daily net assets of those portfolios, with scheduled break points at certain levels. For the period July 1, 2001 through June 30, 2002, the portfolio management fees paid by Pacific Life for the Multi-Strategy, the Large-Cap Core, and the Emerging Markets Portfolios were $1,886,225, $3,155,981, and $1,278,810, respectively.

Had the new fees been in effect for that same time period, the portfolio management fees paid by Pacific Life would have been $1,695,939, $2,837,598, and $390,579 respectively, which would have represented a reduction in such fee of 10.09%, 10.09%, and 69.46%, respectively, for the period stated.

The Board found that: (i) the compensation payable under the agreements was determined to bear a reasonable relationship to the services to be rendered and to be fair and reasonable; and (ii) the agreements are in the best interests of the fund and its shareholders.

The new portfolio management agreement among the fund, Pacific Life and Oppenheimer is substantially similar to the prior portfolio management agreements with respect to

MANAGING PACIFIC SELECT FUND

the portfolios, other than with respect to the identity of the portfolio manager and the dates. Oppenheimer will, subject to the supervision of Pacific Life, provide a continuous investment program for the portfolios and determine the composition of the assets of the portfolios, including the determination of the purchase, retention, or sale of securities, cash and other investments in accordance with the portfolios’ investment objectives, policies and restrictions. Oppenheimer bears the expenses of its own staff for its activities in connection with the services provided under the portfolio management agreement. The portfolios are responsible for their own expenses including, but not limited to, investment advisory, administration fees, custody fees, brokerage and transaction expenses, fees for pricing services, registration fees and cost of regulatory compliance, and fees for professional services, including legal and auditing services. Oppenheimer is not subject to any liability for, or subject to any damages, expenses, or losses in connection with, any act or omission connected with or arising out of any services rendered under the portfolio management agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties. The new portfolio management agreement will continue in effect for a period of two years from the effective date, and will continue from year to year thereafter, subject to approval annually by the trustees or by the shareholders of the portfolios and also, in either event, approval of a majority of the independent trustees. The new portfolio management agreement may be terminated without penalty at any time by any of the parties upon 60 days prior written notice to the others.

Oppenheimer is a wholly-owned subsidiary of Oppenheimer Acquisition Corp. (OAC), a holding company controlled by Massachusetts Mutual Life Insurance Company (MML). OAC is located at 498 Seventh Ave., New York, NY 10021 and MML is located at 1295 State Street, Springfield, Massachusetts 01111. MML owns more than 95% of the outstanding common stock of OAC, with the remainder owned by an outside investor and senior management of Oppenheimer.

The names and principal occupation of the principal executive officer and each director of Oppenheimer are John V. Murphy, chairman, president and chief executive officer, O. Leonard Darling, vice chairman, executive vice president and chief investment officer, and Andrew Ruotolo, executive vice president. The address of each such person is 498 Seventh Ave., New York, NY 10021.

The following tables contain information on advisory fees paid to Oppenheimer by other funds with investment objectives similar to the Multi-Strategy, Main Street Core, and Emerging Markets Portfolios. Information on commissions paid by those portfolios to affiliated brokers is contained in the Statement of Additional Information under the heading “Portfolio Transactions and Brokerage”.

Oppenheimer Funds Comparable to Multi-Strategy Portfolio	Objective	Advisory Fee Rate as a % of Average Annual Net Assets	Assets as of November 30, 2002

Oppenheimer Multiple Strategies Fund	High total investment return consistent with preservation of principal.	0.75% of the first $200 million 0.72% of the next $200 million 0.69% of the next $200 million 0.66% of the next $200 million 0.60% of the next $700 million 0.58% in excess of $1.5 billion	$616,360,261

Oppenheimer Variable Account Fund, Multiple Strategies Fund Portfolio	Total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and “Money Market” securities.	0.75% on the first $200 million 0.72% of the next $200 million 0.69% of the next $200 million 0.66% of the next $200 million 0.60% in excess of $800 million	$473,356,986

Oppenheimer Funds Comparable to Main Street Core Portfolio	Objective	Advisory Fee Rate as a % of Average Annual Net Assets	Assets as of November 30, 2002

Oppenheimer Main Street Growth & Income Fund	High total return.	0.65% of the first $200 million 0.60% of the next $150 million 0.55% of the next $150 million 0.45% in excess of $500 million	$11,034,257,280

Oppenheimer Variable Account Fund, Main Street Growth & Income Portfolio	High total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time the Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.	0.75% on the first $200 million 0.75% of the next $200 million 0.72% of the next $200 million 0.66% of the next $200 million 0.60% in excess of $800 million	$982,253,623

Oppenheimer Capital Income Fund	As much current income as is compatible with prudent investment. It has a secondary objective to conserve principal while providing an opportunity for capital appreciation.	0.75% of the first $100 million 0.70% of the next $100 million 0.65% of the next $100 million 0.60% of the next $100 million 0.55% of the next $100 million 0.50% in excess of $500 million	$2,242,319

Oppenheimer Main Street Opportunity Fund	Long-term capital appreciation.	0.75% of the first $200 million 0.72% of the next $200 million	$711,918,048

Oppenheimer Main Street Small Cap Fund	Capital appreciation from small company stocks.	0.69% of the next $200 million 0.66% of the next $200 million 0.60% in excess of $800 million	$995,640,854

Oppenheimer Total Return Fund, Inc.	High total return.	0.75% of the first $100 million 0.70% of the next $100 million 0.65% of the next $100 million 0.60% of the next $100 million 0.55% of the next $100 million 0.50% in excess of $500 million	$2,479,569,097

Oppenheimer Capital Appreciation Fund	Capital appreciation.	0.75% of the first $200 million 0.72% of the next $200 million 0.69% of the next $200 million 0.66% of the next $200 million	$6,348,668,027

Oppenheimer Growth Fund	Long-term growth from a diverse portfolio of stocks.	0.60% of the next $700 million 0.58% of the next $1 billion 0.56% of the next $2 billion 0.54% thereafter	$1,535,702,499

Oppenheimer Disciplined Allocation Fund	Maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments according to changing market conditions.	0.625% of the first $300 million	$111,436,296

Oppenheimer Value Fund	Long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.	0.50% of the next $100 million 0.45% thereafter	$218,807,282

Oppenheimer Enterprise Fund[1]	Capital appreciation for its shareholders; current income is not an objective.		$181,296,902

Oppenheimer Trinity Large Cap Growth Fund		0.75% of the first $200 million 0.72% of the next $200 million	$36,625,203

Oppenheimer Trinity Core Fund	Style and market capitalization adherence in a diversified portfolio of stocks.	0.69% of the next $200 million 0.66% of the next $200 million 0.60% thereafter	$8,512,712

Oppenheimer Trinity Value Fund			$12,418,669

Atlas Growth & Income Fund	Long-term capital growth and some current income consistent with prudent investment management.	0.30% of the first $50 million 0.25% thereafter	$273,632,130

Atlas Strategic Income Fund	High level of current income consistent with prudent risk management and preservation of capital.	0.30% of the first $100 million 0.25% thereafter	$123,410,134

MANAGING PACIFIC SELECT FUND

Oppenheimer Funds Comparable to Main Street Core Portfolio (continued)	Objective	Advisory Fee Rate as a % of Average Annual Net Assets	Assets as of November 30, 2002

Growth Fund, WM Trust II		0.40% of the first $150 million 0.375% of the next $150 million	$537,875,586

Growth Fund, WM Variable Trust	Capital appreciation.	0.35% of the next $200 million 0.30% thereafter	$269,898,551

Evergreen Masters Fund		0.50% of the first $500 million	$127,658,333

Evergreen VA Masters Fund	Long-term capital growth.	0.40% of the next $500 million 0.35% thereafter	$26,831,519

[1]	Oppenheimer has waived, reduced, or otherwise agreed to reduce its compensation with respect to the fund.

Oppenheimer Funds Comparable to Emerging Markets Portfolio	Objective	Advisory Fee Rate as a % of Average Annual Net Assets	Assets as of November 30, 2002

Oppenheimer Developing Markets Fund	Capital appreciation as its investment objective. The receipt of income is an incidental consideration in the selection of the Fund’s portfolio securities.	1.00% of the first $250 million 0.95% of the next $250 million 0.90% of the next $500 million 0.85% in excess of $1 billion	$440,455,008

Oppenheimer Europe Fund[2]	Long-term growth from European equity securities.	0.80% of the first $250 million 0.77% of the next $250 million 0.75% of the next $500 million 0.69% of the next $1 billion 0.67% thereafter	$10,414,189

Oppenheimer International Growth Fund	Long-term growth from foreign securities.	0.80% of the first $250 million 0.77% of the next $250 million	$623,519,504

Oppenheimer International Small Company Fund	High long-term capital appreciation.	0.75% of the next $500 million 0.69% of the next $1 billion 0.67% thereafter	$58,256,677

Oppenheimer Global Fund	Long-term capital appreciation.	0.80% of the first $250 million 0.77% of the next $250 million 0.75% of the next $500 million 0.69% of the next $1 billion 0.67% of the next $1.5 billion 0.65% of the next $2.5 billion 0.63% thereafter	$6,964,532,668

Oppenheimer Global Growth & Income Fund	Capital appreciation consistent with preservation of principal while providing current income.	0.80% of the first $250 million 0.77% of the next $250 million 0.75% of the next $500 million 0.69% of the next $1,000 million 0.67% thereafter	$1,994,578,137

Atlas Global Growth Fund	Long-term capital growth, without consideration of current income, consistent	0.35% of the first $50 million 0.30% of the next $50 million	$95,848,005

Atlas Emerging Growth	with prudent investment management.	0.25% thereafter	$16,427,633

Clarington Global Equity Fund		0.75% of the first $35 million 0.70% of the next $35 million 0.65% of the next $30 million	$119,224,435

Clarington International Growth Fund	Long-term capital appreciation.	0.60% of the next $30 million 0.45% of the next $70 million 0.35% of the next $100 million 0.30% thereafter	$10,105,364

Ultra Series Fund—Global Series Fund	Capital appreciation.	0.50% of the first $50 million 0.45% of the next $50 million 0.40% of the next $150 million 0.35% thereafter	$10,578,660

JNL./Oppenheimer Global Growth Series	Capital appreciation consistent with preservation of principal, while providing income.	0.35% of the first $300 million 0.30% of the next $350 million 0.25% thereafter	$52,880,202

JNL./Oppenheimer Growth Series	Capital appreciation.	0.45% of the first $50 million 0.40% of the next $50 million 0.35% of the next $150 million 0.30% thereafter	$18,902,311

Oppenheimer Funds Comparable to Emerging Markets Portfolio (continued)	Objective	Advisory Fee Rate as a % of Average Annual Net Assets	Assets as of November 30, 2002

SBL Fund, Series D – Global Series	Long-term growth of capital primarily through investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.	0.35% of the first $300 million 0.30% of the next $350 million	$329,695,881

Security Equity Fund – Global Series	Long-term growth of capital primarily through investment in securities of companies domiciled in foreign countries and the U.S.	0.25% thereafter	$75,291,704

SBL Fund, Series D	Long-term growth of capital primarily through investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.	0.35% of the first $50 million 0.30% of the next $200 million 0.25% thereafter	$329,674,069

AXA Premier International Equity Fund	Long-term growth of capital.	0.50% of the first $50 million 0.45% of the next $50 million	$7,223,050

AXA Premier VIP International Equity Fund		0.40% thereafter	$64,609,324

TD Global Select Fund	Capital appreciation.	0.60% of the first $100 million 0.50% of the next $100 million 0.40% thereafter	$346,189,358

[2]	Oppenheimer has waived, reduced, or otherwise agreed to reduce its compensation with respect to the fund.

OppenheimerFunds, Inc. 498 Seventh Ave New York, NY 10021
Oppenheimer is one of the largest mutual fund companies in the United States, with more than $120 billion in assets under management as of September 30, 2002. Oppenheimer has been serving the investment needs of financial advisors and their clients since 1960 with more than 60 mutual funds and more than 7 million shareholder accounts.

Oppenheimer manages the Multi-Strategy, the Main Street Core (formerly Large-Cap Core), and the Emerging Markets Portfolios.

Other members of the Multi-Strategy portfolio management team include:

George R. Evans, CFA, vice president of Oppenheimer has over 15 years experience as an investment professional, including 12 years with Oppenheimer.

David P. Negri, PhD, senior vice president of Oppenheimer has over 18 years experience as an investment professional, including 14 years with Oppenheimer.

Michael S. Levine, CFA, vice president of Oppenheimer has over 12 years experience as an investment professional, including 8 years with Oppenheimer.

Susan Switzer, vice president of Oppenheimer has over 12 years experience as an investment professional, including 5 years with Oppenheimer.

Christopher Leavy, CFA, senior vice president of Oppenheimer has over 10 years experience as an investment professional, including 2 years with Oppenheimer.

Distributor	Pacific Select Distributors, Inc. 700 Newport Center Drive P.O. Box 9000 Newport Beach, CA 92660
Annual Report
An annual report for the fund dated December 31, 2001 is available without charge upon request by calling:

Pacific Life’s Annuity Contract Owners: 1-800-722-2333
Pacific Life’s Life Insurance Policy Owners: 1-800-800-7681
PL&A’s Annuity Contract Owners: 1-800-748-6907
PL&A’s Life Insurance Policy Owners: 1-888-595-6997

PERFORMANCE OF COMPARABLE ACCOUNTS

About the composites
This section shows you how a substantially similar account (or composite of accounts), managed by Oppenheimer that now manages the Multi-Strategy, Main Street Core and Emerging Markets Portfolios has performed in the past. It does not show you how the portfolios have performed or will perform.

When showing comparable performance, Oppenheimer generally includes all accounts with substantially similar goals and policies. Oppenheimer has represented that exclusion or omission of any substantially similar account’s performance from the presentations that follow, individually or in the aggregate, does not result in a performance presentation that differs materially from a performance presentation that includes such accounts. Oppenheimer may, however, not include accounts that are too small or have too short an investment time horizon to accurately reflect Oppenheimer’s performance, or that do not meet other established criteria to be included in a published composite.

Each composite’s results are asset weighted and calculated on a monthly basis. Quarterly and annual composite performance figures are computed by linking monthly returns. Performance figures for each account are calculated monthly. Monthly market values include income accruals.

OPPENHEIMERFUNDS, INC.

This chart shows the historical
performance of the Oppenheimer Multiple Strategies Composite. The accounts in the composite have investment objectives, policies and strategies that are substantially similar to those of the Multi-Strategy Portfolio. As of 12/31/01 the composite consisted of 2 mutual funds.

The performance shows the historical track record of the portfolio manager and is not intended to imply how the Multi-Strategy Portfolio has performed or will perform. Total returns represent past performance of the composite and not the Multi-Strategy Portfolio.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

This chart does not show you the performance of the Multi-Strategy Portfolio – it shows the performance of similar accounts managed by Oppenheimer.

Annual total returns/Average annual total returns for the periods ending December 31, 2001

Period	Oppenheimer Multiple Strategies Composite (%)[1]	Lehman Brothers Aggregate Bond Index (%)[2]	S&P 500 Index (%)[3]

1/1/02–9/30/02 (not annualized) 2001 2000 1999 1998 1997 1996 1995 1994 1993 1992	(16.11) 1.94 6.51 11.17 6.86 17.51 16.13 21.93 (1.79) 16.13 8.08	8.55 8.44 11.63 (0.82) 8.69 9.65 3.63 18.47 (2.92) 9.75 7.40	(28.15) (11.88) (9.11) 21.04 28.58 33.36 22.96 37.58 1.32 10.08 7.62

1 year 5 years 10 years	1.94 8.67 10.22	8.44 7.83 7.23	(11.88) 10.70 12.93

[1]  This column shows performance after average advisory fees and operating expenses charged to the accounts in the composite have been deducted, including custody fees and other expenses normally paid by mutual funds and which the Multi-Strategy Portfolio will pay. The Multi-Strategy Portfolio’s fees and expenses may be higher than those reflected in this composite which would reduce performance.

[2]  The Lehman Brothers Aggregate Bond Index, an index of investment grade fixed income securities with maturities of at least one year. Results include reinvested dividends.

[3]  The Standard & Poor’s 500 Composite Stock Price Index shows the performance of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. Results include reinvested dividends.

OPPENHEIMERFUNDS, INC.

This chart shows the historical performance of the Oppenheimer Main Street Growth and Income composite. The accounts in the composite have investment objectives, policies and strategies that are substantially similar to those of the Main Street Core Portfolio. As of 12/31/01 the composite consisted of 2 mutual funds.

The performance shows the historical track record of the portfolio manager and is not intended to imply how the Main Street Core Portfolio has performed or will perform. Total returns represent past performance of the composite and not the Main Street Core Portfolio.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

This chart does not show you the performance of the Main Street Core Portfolio – it shows the performance of similar accounts managed by Oppenheimer.

Annual total returns/Average annual total returns for the periods ending December 31, 2001

Period	Oppenheimer Main Street Growth and Income Composite (%)[1]	S&P 500 Index (%)[2]

1/1/02–9/30/02 (not annualized) 2001 2000 1999 1998 1997 1996 1995 1994 1993 1992	(22.81) (10.42) (8.03) 17.40 24.27 26.77 15.92 30.76 (1.53) 35.39 31.08	(28.15) (11.88) (9.11) 21.04 28.58 33.36 22.96 37.58 1.32 10.08 7.62

1 year 5 years 10 years	(10.42) 10.33 16.95	(11.88) 10.70 12.93

[1]  This column shows performance after average advisory fees and operating expenses charged to the acounts in the composite have been deducted, including custody fees and other expenses normally paid by mutual funds and which the Main Street Core Portfolio will pay. The Main Street Core Portfolio’s fees and expenses may be higher than those reflected in this composite which would reduce performance.

[2]  The Standard & Poor’s 500 Composite Stock Price Index shows the performance of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. Results include reinvested dividends.

This chart shows the historical
performance of the Class A shares of a mutual fund managed by Oppenheimer. The mutual fund has investment objectives, policies and strategies that are substantially similar to those of the Emerging Markets Portfolio.

The performance shows the historical track record of the portfolio manager and is not intended to imply how the Emerging Markets Portfolio has performed or will perform. Total returns represent past performance of the, Class A shares of the comparable mutual fund and not the Emerging Markets Portfolio.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

This chart does not show you the performance of the Emerging Markets Portfolio – it shows the performance of a similar account managed by Oppenheimer.

Annual total returns/Average annual total returns for the periods ending December 31, 2001

Period	Oppenheimer-managed mutual fund, Class A (%)[1]	MSCI Emerging Markets Free Index (%)[2]

1/1/02–9/30/02 (not annualized) 2001 2000 1999 1998 1997 1996[3]	(12.65) (5.73) (5.26) 82.30 (19.36) 14.09 1.50	(14.57) (2.37) (30.61) 66.41 (25.34) (11.58) 0.45

1 year 3 years 5 years Since Inception[3]	(5.73) 17.64 8.42 8.53	(2.37) 4.08 (5.74) (5.56)

[1]  This column shows performance (calculated in accordance with SEC standards) of a comparable Oppenheimer-managed fund after Class A advisory fees and operating expenses have been deducted, including custody fees and other expenses normally paid by mutual funds and which the Emerging Markets Portfolio will pay. The Emerging Markets Portfolio’s fees and expenses may be higher than those reflected in the comparable fund which would reduce performance.

[2]  The MSCI Emerging Markets Free Index shows the performance typically of 800 to 900 stocks from approximately 26 emerging market countries.

[3]  The inception date of the Oppenheimer-managed mutual fund was November 18, 1996. Total returns and expenses are not annualized for the first year of operations.

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding as of June 30, 2002 (Unaudited)

		Investment Activities			Distributions				Ratios/Supplemental Data
For the Period Ended	Net Asset Value, Beginning of Period	Net Invest-ment Income	Net Realized and Unrealized Gain (Loss) on Securities	Total from Investment Operations	Dividends from Net Investment Income	Distri-butions from Capital Gains	Total Distri-butions	Net Asset Value, End of Period	Total Return (1)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets (2), (3)	Ratio of Gross Expenses to Average Net Assets (2), (3)	Ratio of Net Investment Income After Expense Reductions to Average Net Assets (2), (3)	Ratio of Net Investment Income Before Expense Reductions to Average Net Assets (2), (3)	Portfolio Turnover Rate

Emerging Markets (4)

06/30/2002	$6.14	$0.05	$0.25	$0.30	($0.03)	$–	($0.03)	$6.41	4.83%	$182,591	1.31%	1.31%	0.71%	0.71%	38.51%

Multi-Strategy (4)

06/30/2002	$14.82	$0.14	($1.57)	($1.43)	($0.08)	($0.14)	($0.22)	$13.17	(9.68%)	$668,690	0.70%	0.70%	1.99%	1.99%	128.88%

Main Street Core (4)(5)

06/30/2002	$20.98	$0.07	($3.96)	($3.89)	($0.03)	$–	($0.03)	$17.06	(18.59%)	$979,081	0.69%	0.70%	0.67%	0.66%	13.04%

(1)	Total return not annualized for periods of less than one full year.
(2)
The ratios of expenses to average daily net assets after expense reductions are after custodian credits, recaptured distribution expenses, adviser expense reimbursements, and recoupment of adviser’s reimbursements, if any. The ratios of investment income (loss) before expense reductions to average daily net assets are grossed up by these custodian credits, recaptured distribution expenses, adviser expense reimbursements, and recoupment of adviser’s reimbursements, if any.

(3)	Annualized for periods of less than one full year.
(4)	OppenheimerFunds, Inc. began managing the portfolio on January 1, 2003. Another firm managed the portfolio before that date.
(5)	Main Street Core Portfolio was formerly named Large-Cap Core Portfolio.

Supplement dated December 18, 2002 to the
Statement of Additional Information for the Pacific Select Fund dated May 1, 2002 as amended
October 8, 2002

This supplement revises the Fund’s Statement of Additional Information (SAI) effective January 1, 2003 to reflect the following:

The “Large-Cap Core Portfolio” has been renamed the “Main Street Core Portfolio”. Accordingly, all references in the current SAI to the “Large-Cap Core Portfolio” are now references to the “Main Street Core Portfolio”.

The following disclosure will replace the first paragraph of the cover page as follows:

The Pacific Select Fund is an open-end management investment company currently offering thirty-three investment portfolios. The following twenty-eight of those portfolios are classified as diversified: the Blue Chip Portfolio; the Aggressive Growth Portfolio; the Diversified Research Portfolio; the Small-Cap Equity Portfolio; the International Large-Cap Portfolio; the I-Net Tollkeeper Portfolio; the Financial Services Portfolio; the Health Sciences Portfolio; the Technology Portfolio; the Telecommunications Portfolio; the Growth LT Portfolio; the Mid-Cap Value Portfolio; the International Value Portfolio; the Capital Opportunities Portfolio; the Equity Index Portfolio; the Small-Cap Index Portfolio; the Multi-Strategy Portfolio; the Main Street Core Portfolio (formerly called Large-Cap Core Portfolio); the Emerging Markets Portfolio; the Inflation Managed Portfolio; the Managed Bond Portfolio; the Money Market Portfolio; the High Yield Bond Portfolio; the Equity Income Portfolio; the Research Portfolio; the Equity Portfolio; the Aggressive Equity Portfolio; and the Large-Cap Value Portfolio. The Strategic Value Portfolio; the Focused 30 Portfolio; the Mid-Cap Growth Portfolio; the Global Growth Portfolio; and the Real Estate Portfolio are classified as non-diversified. The Fund’s Investment Adviser is Pacific Life Insurance Company.

Under ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS, the following changes are made:

Mid-Cap Growth Portfolio

The first paragraph is replaced with the following:

“The Portfolio is classified as a non-diversified portfolio. The Portfolio reserves the right to become a diversified portfolio by limiting the investment in which more than 5% of its assets are invested. The Manager is currently managing this Portfolio as though it was a diversified portfolio.”

Global Growth Portfolio

The second paragraph is replaced with the following:

“The Portfolio is classified as a non-diversified portfolio. The Portfolio reserves the right to become a diversified portfolio by limiting the investment in which more than 5% of its assets are invested. The Manager is currently managing this Portfolio as though it was a diversified portfolio.”

The following subsections will be moved to follow the Real Estate Portfolio subsection and are amended to appear as follows:

Multi-Strategy Portfolio

In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: equity securities of small, unseasoned companies; high yield bonds; equity-linked and index-linked securities; repurchase agreements; U.S. government securities; ADRs; bank obligations; variable and floating rate securities; zero coupon securities; firm commitment agreements; loan participation agreements and when-issued securities. The Portfolio may invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Portfolio’s equity securities may or may not pay dividends and may or may not carry voting rights. The Portfolio may invest in U.S. dollar-denominated corporate debt securities of domestic issuers and U.S. dollar-denominated debt securities of foreign issuers (including foreign government and international agencies). The Portfolio may also invest in debt securities rated lower than Baa by Moody’s or BBB by S&P, or if not rated by Moody’s or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see the “Description of Bond Ratings” in the Appendix and the discussion under “High Yield Bonds.” Fixed income securities in which the Portfolio may invest include debentures, asset-backed securities, mortgage-related securities (including privately issued mortgage-related securities) convertible securities and money market instruments.

The Portfolio may use derivatives (including options, futures contracts and forward foreign currency contracts) to attempt to hedge against the overall level of investment and currency risk associated with its investments. Derivatives are also used to increase returns, to try to hedge against changes in interest rates or market declines, or to otherwise help achieve the Portfolio’s investment goal. Derivatives could increase a Portfolio’s volatility and reduce returns.

Main Street Core Portfolio (formerly called Large-Cap Core Portfolio)

In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in ADRs and foreign securities. To invest temporary cash balances, to maintain liquidity to meet redemptions or expenses, or for temporary defensive purposes, the Portfolio may invest in: money market instruments, including U.S. government securities, short-term bank obligations rated in the highest two rating categories by Moody’s or S&P, or, if not rated by Moody’s or S&P, of equivalent quality as determined by the Manager; certificates of deposit; time deposits; loans or credit agreements; banker’s acceptances; short-term debt obligations of savings and loan institutions; and commercial paper and corporate obligations, including variable and floating rate securities that are issued by U.S. and foreign issuers and that are rated in the highest two rating categories by Moody’s or S&P, or if not rated by Moody’s or S&P, of equivalent quality as determined by the Manager.

The Portfolio may also invest in high yield and convertible bonds; repurchase agreements; equity-linked and index-linked securities; rights; firm commitment agreements; and when-issued securities; and other fixed income securities including, but not limited to high yield/high risk debt securities. The Portfolio may invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Portfolio is also permitted to invest in U.S. dollar-denominated corporate debt securities of domestic issuers and debt securities of foreign issuers denominated in foreign currencies. The Portfolio may also invest in debt securities rated lower than Baa by Moody’s or BBB by S&P, or if not rated by Moody’s or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see the “Description of Bond Ratings” in the Appendix and the discussion under “High Yield Bonds.”

In addition to the derivatives described in the Prospectus, the Portfolio may also purchase and write put and call options on securities and stock indexes and may purchase or sell stock index futures contracts and options thereon. The Portfolio will only enter into futures contracts and futures options that are standardized and traded on a U.S. exchange, board of trade, or similar entity.

Emerging Markets Portfolio

In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: U.S. government securities; high quality debt securities; money market obligations; and in cash to meet cash flow needs or if the U.S. government ever imposes restrictions on foreign investing. Such money market

2

obligations may include short-term corporate or U.S. government obligations and bank certificates of deposit. The Portfolio may also invest in: nonconvertible fixed income securities denominated in foreign currencies; small capitalization stocks; equity index swap agreements; equity-linked securities, ADRs; GDRs, EDRs, or other securities convertible into equity securities of U.S. or foreign issuers; variable and floating rate securities; warrants and rights; preferred stock; repurchase agreements; reverse repurchase agreements; firm commitment agreements; and when-issued securities. The Portfolio is also permitted to invest in other investment companies securities, including OPALS. The debt securities (including commercial paper, foreign government and international agencies) and money market obligations in which the Portfolio invest may be issued by U.S. and foreign issuers and may be denominated in U.S. dollars or foreign currencies. The Portfolio may invest in corporate debt securities rated Baa or lower by Moody’s or BBB or lower by S&P (although it may not invest in securities rated C or lower), or, if not rated by Moody’s or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see “Description of Bond Ratings” in the Appendix and the discussion under “High Yield Bonds.”

The Portfolio may use derivatives (including options, futures contracts and forward foreign currency contracts) to attempt to hedge against the overall level of investment and currency risk associated with its investments. Derivatives are also used to increase returns, to try to hedge against changes in interest rates or market declines, or to otherwise help achieve the Portfolio’s investment goal. Derivatives could increase a Portfolio’s volatility and reduce returns.

Investors should understand that the expense ratio of the Portfolio can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Portfolio is higher.

Under SECURITIES AND INVESTMENT TECHNIQUES, the following information is added:

Linked Securities

Linked securities are fixed income securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Among the types of linked securities in which a Portfolio can invest in include:

Equity-Linked and Index-Linked Securities.    Equity-linked and index-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that a Portfolio invests in an equity-linked or index-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in these securities will involve risks similar to the risks of investing in foreign securities. For more information concerning the risks associated with investing in foreign securities, see “Foreign Securities.” In addition, a Portfolio bears the risk that the issuer of these securities may default on its obligation under the security. These securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as stock index futures, warrants and swap agreements. For more information concerning the risks associated with investing in stock index futures, warrants and swap agreements, see “Stock Index Futures” under “Futures Contracts and Options on Futures Contracts”, “Risks of Swap Agreements” under “Swap Agreements and Options on Swap Agreements”, and “Warrant and Rights.”

Currency-Indexed Securities.    Currency-indexed securities typically are short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

3

Under the subsection Swap Agreements and Options on Swap Agreements the following paragraph is added after the second paragraph:

For purposes of applying a Portfolio’s investment policies and restrictions swap agreements are generally valued at market value. However, in the case of a credit default swap sold by a Portfolio (i.e., where the Portfolio is selling credit default protection), the Portfolio will value the swap at its notional amount.

Under ORGANIZATION AND MANAGEMENT OF THE FUND, the following changes are made:

Under the subsection Factors Considered in Approving the Advisory and Portfolio Management Agreements the first paragraph is replaced with the following:

The Investment Advisory Agreement with Pacific Life and the Portfolio Management Agreements with each of the Portfolio Managers currently in effect (the “Agreements”) were approved or renewed for the Fund by the Fund’s Board of Trustees, including the Independent Trustees. Pacific Life and the Portfolio Managers provided materials to the Board for their evaluation and the Independent Trustees were advised by independent legal counsel with respect to the relevant matters.

Under the subsection Investment Adviser the sixth paragraph is amended by decreasing the fee paid to the Adviser on the Emerging Markets Portfolio from 1.10% to 1.00%.

Under the subsection Portfolio Management Agreements, the following disclosure shall replace the disclosure with respect to J.P. Morgan Investment Management, Inc. (J.P. Morgan) and the Multi-Strategy and Large-Cap Core Portfolios, and Alliance Capital Management L.P. (“Alliance Capital”) and the Emerging Markets Portfolio:

Pursuant to a Portfolio Management Agreement between the Fund, the Adviser and OppenheimerFunds, Inc. (“Oppenheimer”) 498 Seventh Avenue, New York, NY 10018, which became effective January 1, 2003, Oppenheimer is the Portfolio Manager and provides investment advisory services to the Multi-Strategy, Main Street Core and Emerging Markets Portfolios.

For the services provided, Pacific Life pays a monthly fee to Oppenheimer of 0.23% based on an annual percentage of the combined average daily net assets of the Multi-Strategy, Main Street Core and Emerging Markets Portfolios.

Oppenheimer is one of the largest mutual fund companies in the United States, with more than $120 billion in assets under management as of September 30, 2002. Oppenheimer has been serving the investment needs of financial advisors and their clients since 1960 with more than 60 mutual funds and more than 7 million shareholder accounts.

For the services provided, for the period January 1, 1994 through December 31, 2002, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and J.P. Morgan, 522 Fifth Avenue, New York, NY 10036, J.P. Morgan served as the Portfolio Manager for the Multi-Strategy Portfolio and the Main Street Core Portfolio, Pacific Life paid a monthly fee to J.P. Morgan based on an annual percentage of the average daily net assets of the Multi-Strategy and Main Street Core Portfolios according to the following schedule:

Multi-Strategy and Main Street Core Portfolios

Rate (%)	Break Point (assets)
.45%	On first $100 million
.40%	On next $100 million
.35%	On next $200 million
.30%	On next $350 million
.20%	On excess

4

From January 1, 2000 through December 31, 2002, pursuant to a Portfolio Management Agreement and an addendum to the agreement between the Fund, the Adviser and Alliance Capital, 1345 Avenue of the Americas, New York, NY 10105, Alliance Capital served as the Portfolio Manager and provided investment advisory services to the Emerging Markets Portfolio. For the services provided, for the period January 1, 2000 through December 31, 2002, for the Emerging Markets Portfolio, Pacific Life paid a monthly fee to Alliance Capital based on an annual percentage of the average daily net assets of the Emerging Markets Portfolio according to the following schedule:

Emerging Markets Portfolio

Rate (%)	Break Point (assets)
.85%	On first $50 million
.75%	On next $50 million
.70%	On next $50 million
.65%	On next $50 million
.60%	On excess

From April 1, 1996 through December 31, 1999, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Blairlogie Capital Management (“Blairlogie”), 4th Floor, 125 Princes Street, Edinburgh EH2 4AD, Scotland, Blairlogie served as the Portfolio Manager and provided investment advisory services to the Emerging Markets Portfolio. For the services provided, for the year 1999, Pacific Life paid a monthly fee to Blairlogie based on an annual percentage of the average daily net assets of the Emerging Markets Portfolio according to the following schedule:

Emerging Markets Portfolio

Rate (%)	Break Point (assets)
.85%	On first $50 million
.75%	On next $50 million
.70%	On next $50 million
.65%	On next $50 million
.60%	On excess

The Section of the SAI entitled “OTHER INFORMATION—Financial Statements” is amended by adding the following paragraph to the end of the subsection:

Also incorporated by reference herein are the financial statements contained in the Semi-Annual Report of the Fund, including the notes thereto, as of June 30, 2002, for its semi-annual period then ended with respect to the Multi-Strategy, Large-Cap Core (renamed Main Street Core) and Emerging Markets Portfolios.

Form No.	15-24522-00
85-24523-00 FSAISUO103 NSAISUO103

5

                              PACIFIC SELECT FUND
Part C:  OTHER INFORMATION

         Item 23.  Exhibits
                   --------

                       (a)(1)  Agreement and Declaration of Trust/7/

                       (a)(2)  Written Instrument Amending the Amended and
                               Restated Agreement and Declaration of Trust -
                               I-Net Tollkeeper/10/

                       (a)(3)  Written Instrument Amending the Amended and
                               Restated Agreement and Declaration of Trust -
                               Focused 30 and Strategic Value/10/

                       (a)(4)  Written Instrument Amending the Amended and
                               Restated Agreement and Declaration of Trust -
                               Bond and Income Portfolio/11/

                       (a)(5)  Written Instrument Amending the Amended and
                               Restated Agreement and Declaration of Trust -
                               Global Growth, Mid-Cap Growth, Capital
                               Opportunities, Technology, Financial Services,
                               Telecommunications, Health Sciences, Aggressive
                               Growth and Blue Chip/11/

                       (a)(6)  Written Instrument Amending the Amended and
                               Restated Agreement and Declaration of Trust -
                               Large-Cap Core/12/

                       (a)(7)  Written Instrument Amending the Amended and
                               Restated Agreement and Declaration of Trust -
                               Equity Income and Research /12/

                       (a)(8)  Written Instrument Amending the Amended and
                               Restated Agreement and Declaration of Trust -
                               Small-Cap Equity, International Value, Inflation
                               Managed /15/

                       (a)(9)  Written Instrument Amending the Amended and
                               Restated Agreement and Declaration of Trust -
                               Real Estate /15/

                       (a)(10) Form of Written Instrument Amending the Amended
                               and Restated Agreement and Declaration of Trust -
                               Main Street Core /15/

                       (b)     By-Laws/7/

                       (c)     Instruments Defining Rights of Holders of
                               Securities/1/

                       (d)(1)  Investment Advisory Agreement/1/

                       (d)(2)  Portfolio Management Agreement - Capital Guardian
                               Trust Company/1/

                       (d)(3)  Addendum to Goldman Sachs Portfolio Management
                               Agreement/8/

                       (d)(4)  Portfolio Management Agreement - J.P. Morgan
                               Investment Management Inc./1/

                       (d)(5)  Portfolio Management Agreement - Janus Capital
                               Corporation /15/

                       (d)(6)  Portfolio Management Agreement - Morgan Stanley
                               Asset Management/4/

                       (d)(7)  Portfolio Management Agreement - Alliance Capital
                               Management L.P./5/

                       (d)(8)  Portfolio Management Agreement - Goldman Sachs
                               Asset Management/5/

                                      II-1

                (d)(9)  Portfolio Management Agreement - Pacific Investment
                        Management Company/9/

                (d)(10) Addendum to Advisory Agreement - Large-Cap, Mid-Cap,
                        Small-Cap Index, REIT/6/

                (d)(11) Addendum to Portfolio Management Agreement - J.P. Morgan
                        Investment Management Inc./3/

                (d)(12) Addendum to Portfolio Management Agreement - Pacific
                        Investment Management Company/3/

                (d)(13) Addendum to Advisory Agreement - International Large-Cap
                        and Diversified Research/7/

                (d)(14) Portfolio Management Agreement - Salomon Brothers Asset
                        Management Inc/6/

                (d)(15) Portfolio Management Agreement - Lazard Asset
                        Management/6/

                (d)(16) Addendum to Portfolio Management Agreement -
                        Morgan Stanley Asset Management/6/

                (d)(17) Addendum to Advisory Agreement - I-Net Tollkeeper/8/

                (d)(18) Portfolio Management Agreement - Capital Guardian
                        Trust Company/7/

                (d)(19) Portfolio Management Agreement - Mercury Advisors/7/

                (d)(20) Addendum to Portfolio Management Agreement - Alliance
                        Capital Management L.P./7/

                (d)(21) Addendum to Advisory Agreement - Global Growth, Mid-Cap
                        Growth, Capital Opportunities, Technology, Financial
                        Services, Telecommunications, Health Sciences,
                        Aggressive Growth, Blue Chip and International Value/11/

                (d)(22) Portfolio Management Agreement - AIM/11/

                (d)(23) Portfolio Management Agreement - INVESCO/11/

                (d)(24) Portfolio Management Agreement - MFS/11/

                (d)(25) Portfolio Management Agreement - Lazard Asset
                        Management/11/

                (d)(26) Amendment to Portfolio Management Agreement - Pacific
                        Investment Management Company/11/

                (d)(27) Addendum to Advisory Agreement - Equity Income and
                        Research/13/

                (d)(28) Portfolio Management Agreement - Putnam Investment
                        Management, LLC/13/

                (d)(29) Amendment to Advisory Agreement - I-Net
                        Tollkeeper/15/

                (d)(30) Amendment to Portfolio Management Agreement - I-Net
                        Tollkeeper

                (d)(31) Amendment to Advisory Agreement - Emerging Markets

                (d)(32) Form of Portfolio Management Agreement - Oppenheimer
                        Funds, Inc.

                (e)(1)  Distribution Agreement/7/

                (e)(2)  Addendum to Distribution Agreement - I-Net Tollkeeper/8/

                (e)(3)  Addendum to Distribution Agreement - Focused 30 and
                        Strategic Value/10/

                (e)(4)  Exhibit A to Distribution Agreement - Global Growth,
                        Mid-Cap Growth, Capital Opportunities, Technology,
                        Financial Services, Telecommunications, Health Sciences,
                        Aggressive Growth and Blue Chip/11/

                (e)(5)  Exhibit A to Distribution Agreement - Equity Income and
                        Research/13/

                (e)(6)  Exhibit A to Distribution Agreement

                (f)     Amended and Restated Trustees' Deferred Compensation
                        Plan

                (g)(1)  Custody Agreement

                (g)(2)  Exhibit A to Custody Agreement - Equity Income,
                        Research/15/

                (g)(3)  Form of Amendment to Custody and Investment Accounting
                        Agreement

                (h)(1)  Agency Agreement/1/

                (h)(2)  Participation Agreement/8/

                (h)(3)  Agreement for Support Services/2/

                (h)(4)  Addendum to Agency Agreement - Large-Cap, Mid-Cap,
                        Small-Cap Index, REIT/6/

                (h)(5)  Addendum to Agency Agreement - International Large-Cap
                        and Diversified Research/7/

                (h)(6)  Addendum to Agency Agreement - I-Net Tollkeeper/9/

                (h)(7)  Addendum to Participation Agreement - I-Net
                        Tollkeeper/8/

                (h)(8)  Addendum to Agency Agreement - Focused 30 and Strategic
                        Value/10/

                (h)(9)  Addendum to Participation Agreement - Focused 30 and
                        Strategic Value/10/

                (h)(10) Schedule of Portfolios to Agency Agreement - Global
                        Growth, Mid-Cap Growth, Capital Opportunities,
                        Technology, Financial Services, Telecommunications,
                        Health Sciences, Aggressive Growth, and Blue Chip /11/

                (h)(11) Addendum to Participation Agreement - Global Growth,
                        Mid-Cap Growth, Capital Opportunities, Technology,
                        Financial Services, Telecommunications, Health Sciences,
                        Aggressive Growth, and Blue Chip/11/

                (h)(12) Expense Limitation Agreement/10/

                (h)(13) Amendment to Expense Limitation Agreement - Strategic
                        Value and Focused 30/10/

                (h)(14) Schedule A to Expense Limitation Agreement - Global
                        Growth, Mid-Cap Growth, Capital Opportunities,
                        Technology, Financial Services, Telecommunications,
                        Health Sciences, Aggressive Growth, and Blue Chip/11/

                (h)(15) Schedule of Portfolios to Agency Agreement - Equity
                        Income and Research/13/

                (h)(16) Addendum to Participation Agreement - Equity Income and
                        Research/13/

                (h)(17) Schedule A to Expense Limitation Agreement - Equity
                        Income and Research/13/

                (h)(18) Amendment to Expense Limitation Agreement

                (i)     Opinion and Consent of Counsel/1/

                (j)     Not Applicable

                (k)     Not Applicable

                (l)     Not Applicable

                (m)     Brokerage Enhancement Plan/8/

                (m)(1)  Schedule A to Brokerage Enhancement Plan - I-Net
                        Tollkeeper/9/

                (m)(2)  Schedule A to Brokerage Enhancement Plan - Focused 30
                        and Strategic Value/10/

                (m)(3)  Schedule A to Brokerage Enhancement Plan - Global
                        Growth, Mid-Cap Growth, Capital Opportunities,
                        Technology, Financial Services, Telecommunications,
                        Health Sciences, Aggressive Growth, and Blue Chip/11/

                (m)(4)  Schedule A to Brokerage Enhancement Plan - Equity Income
                        and Research/13/

                (n)     Not Applicable

                (o)     Not Applicable

                (p)(1)  Code of Ethics - Pacific Select Fund/14/

                (p)(2)  Code of Ethics - Alliance Capital Management L.P.

                (p)(3)  Code of Ethics - Capital Guardian Trust Company/9/

                (p)(4)  Code of Ethics - Goldman Sachs Asset Management

                (p)(5)  Code of Ethics - J.P. Morgan Investment Management
                        Inc./13/

                (p)(6)  Code of Ethics - Janus Capital Corporation/9/

                (p)(7)  Code of Ethics - Lazard Asset Management/13/

                (p)(8)  Code of Ethics - Mercury Advisors/9/

                (p)(9)  Code of Ethics - Morgan Stanley Asset Management

                (p)(10) Code of Ethics - Pacific Investment Management
                        Company/14/

                (p)(11) Code of Ethics - Salomon Brothers Asset Management
                        Inc/9/

                (p)(12) Code of Ethics - Pacific Life Insurance Company
                        Securities Division

                (p)(13) Code of Ethics - AIM Capital Management, Inc.

                (p)(14) Code of Ethics - INVESCO Funds Group, Inc./10/

                (p)(15) Code of Ethics - MFS Investment Management/10/

                (p)(16) Code of Ethics - Putnam Investment Management, LLC/12/

                (p)(17) Code of Ethics - OppenheimerFunds, Inc./15/

------------

/1/  Included in Registrant's Form Type N1A/A, Accession No. 0000898430-95-
     002464 filed on November 22, 1995 and incorporated by reference herein.

/2/  Included in Registrant's Form Type N1A/A, Accession No. 0000898430-96-
     000275 filed on February 1, 1996 and incorporated by reference herein.

/3/  Included in Registrant's Form Type N1A/B, Accession No. 0001017062-97-
     000728 filed on April 25, 1997 and incorporated by reference herein.

/4/  Included in Registrant's Form Type N1A/A, Accession No. 0001017062-97-
     001012 filed on May 16, 1997 and incorporated by reference herein.

/5/  Included in Registrant's Form Type N1A/A, Accession No. 0001017062-98-
     000424 filed on March 2, 1998 and incorporated by reference herein.

/6/  Included in Registrant's Form Type N1A/A, Accession No. 0001017062-98-
     001954 filed on September 4, 1998 and incorporated by reference herein.

/7/  Included in Registrant's Form Type N1A/A, Accession No. 0001017062-00-
     000474 filed on February 16, 2000 and incorporated by reference herein.

/8/  Included in Registrant's Form Type N1A/B, Accession No. 0001017062-00-
     000983 filed on April 26, 2000 and incorporated by reference herein.

/9/  Included in Registrant's Form Type N1A/A, Accession No. 0001017062-00-
     001495 filed on July 14, 2000 and incorporated by reference herein.

/10/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-00-
     002163 filed on October 18, 2000 and incorporated by reference herein.

/11/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-01-
     000433 filed on February 27, 2001 and incorporated by reference herein.

/12/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-01-
     502973 filed on October 15, 2001 and incorporated by reference herein.

/13/ Included in Registrant's Form Type N1A/B, Accession No. 0001017062-01-
     500980 filed on December 27, 2001 and incorporated by reference herein.

/14/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-02-
     000440 filed on March 15, 2002 and incorporated by reference herein.

/15/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-02-
     001726 filed on October 7, 2002 and incorporated by reference herein.

Item 24.  Persons Controlled by or Under Common Control with the Fund
          -----------------------------------------------------------

     Pacific Life Insurance Company ("Pacific Life"), on its own behalf and on behalf of its Separate Account A, Separate Account B, Pacific Select Variable
Annuity, Pacific Select Exec, Pacific COLI, Pacific COLI II, Pacific COLI III,
Pacific Select, and Pacific Corinthian Variable Account Separate Accounts
("Separate Accounts"), owns of record the outstanding shares of the Series of
Registrant. Pacific Life Insurance Company will vote fund shares in accordance with instructions received from Policy Owners having interests in the Variable
Accounts of its Separate Accounts.

Item 25.  Indemnification
          ---------------

                                      II-2

     Reference is made to Article V of the Registrant's Declaration of
Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and
Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the
Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of the Investment Adviser
          --------------------------------------------------------

     Each investment adviser, and the trustees or directors and officers of each investment adviser and their business and other connections are as follows:

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life Insurance Company

                                      II-3

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                Thomas C. Sutton          Director, Chairman of the Board and Chief
                                                      Executive Officer of Pacific Life Insurance
                                                      Company, January 1990 to present; Director,
                                                      Chairman of the Board and Chief Executive
                                                      Officer of Pacific Mutual Holding Company and
                                                      Pacific LifeCorp, August 1997 to present;
                                                      Director (March 1989 to present) Chairman
                                                      (July 1989 to present) and Chief Executive
                                                      Officer (August 2001 to present) of Pacific
                                                      Life & Annuity Company (formerly PM Group Life
                                                      Insurance Co.); Director of: Mutual Service
                                                      Corporation, PM Realty Advisors, Inc., Pacific
                                                      Financial Products, Inc., and similar
                                                      positions with various affiliated companies of
                                                      Pacific Life Insurance Company; Director of:
                                                      Newhall Land & Farming; Edison International;
                                                      The Irvine Company and Former Chairman of the
                                                      American Council of Life Insurance; and Former
                                                      Director of: Pacific Corinthian Life Insurance
                                                      Company, Cadence Capital Management
                                                      Corporation, NFJ Investment Group, Inc.,
                                                      Pacific Financial Asset Management
                                                      Corporation, Pacific Investment Management
                                                      Company, Pacific Select Distributors, Inc.
                                                      (formerly Pacific Mutual Distributors, Inc.),
                                                      former Management Board member of PIMCO
                                                      Advisors L.P., and Chairman and Trustee of
                                                      Pacific Funds (June 2001 to present).

Pacific Life                Glenn S. Schafer          Director (November 1994 to present) and President
                                                      (January 1995 to present) of Pacific Life
                                                      Insurance Company; Director and President of
                                                      Pacific Mutual Holding Company and Pacific
                                                      LifeCorp, August 1997 to present; Director
                                                      (January 1990 to present) and President (August
                                                      2001 to present) of: Pacific Life & Annuity
                                                      Company (formerly PM Group Life Insurance
                                                      Company); Mutual Service Corporation; PM Realty
                                                      Advisors, Inc.; and similar positions with
                                                      various affiliated companies of Pacific Life
                                                      Insurance Company; Former Director of Pacific
                                                      Corinthian Life Insurance Company; Pacific Select
                                                      Distributors, Inc. (formerly Pacific Mutual
                                                      Distributors, Inc.); former Management Board
                                                      member of PIMCO Advisors L.P., Trustee and
                                                      President of Pacific Funds (June 2001 to present)

Pacific Life                David R. Carmichael       Director (since August 1997), Senior Vice President
                                                      and General Counsel of Pacific Life Insurance
                                                      Company, April 1992 to present; Senior Vice
                                                      President and General Counsel of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August
                                                      1997 to present; Senior Vice President and
                                                      General Counsel of Pacific Life & Annuity
                                                      Company (formerly PM Group Life Insurance
                                                      Company), July 1998 to present; Director of
                                                      Pacific Life & Annuity (formerly PM Group Life
                                                      Insurance Company); and Association of
                                                      California Health and Life Insurance Companies.
                                                      Former Director of Pacific Corinthian Life
                                                      Insurance Company; and President-elect and
                                                      former Director of Association of Life
                                                      Insurance Counsel.

                                      II-4

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                Audrey L. Milfs           Director (since August 1997), Vice President (since
                                                      April 1991) and Corporate Secretary (since July
                                                      1983) of Pacific Life Insurance Company; Vice
                                                      President and Secretary of Pacific Mutual Holding
                                                      Company and Pacific LifeCorp, August 1997 to
                                                      present; Director (since March 1988), Vice President
                                                      (since February 1999), and Secretary (since September 1982)
                                                      of Pacific Life & Annuity Company (formerly PM Group Life
                                                      Insurance Company); Director, Vice President and Secretary
                                                      to several affiliated companies of Pacific Life Insurance
                                                      Company, and Secretary of Pacific Funds (June 2001 to
                                                      present).

Pacific Life                Khanh T. Tran             Director (since August 1997), Executive Vice President
                                                      (since April 2001) and Chief Financial Officer (since June
                                                      1996) of Pacific Life Insurance Company, Senior Vice President
                                                      (June 1996 to April 2001); Vice President and Treasurer
                                                      (November 1991 to June 1996) of Pacific Life Insurance Company,
                                                      Executive Vice President (April 2001 to present) and Chief
                                                      Financial Officer (August 1997 to present) and Senior Vice
                                                      President (August 1991 to April 2001) of Pacific LifeCorp and
                                                      Pacific Mutual Holding Company. Executive Financial Officer to
                                                      several affiliated companies of Pacific Life Insurance Company.
                                                      Director of Prandium, Inc.

Pacific Life                Edward R. Byrd            Vice President and Controller of Pacific
                                                      Life Insurance Company, August 1992 to present;
                                                      Director (since January 1998), Vice President and
                                                      CFO of Pacific Select Distributors, Inc.
                                                      (formerly Pacific Mutual Distributors, Inc.);
                                                      Vice President and Controller of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August
                                                      1997 to present; and similar positions with
                                                      various affiliated companies of Pacific Life
                                                      Insurance Company.

Pacific Life                Brian D. Klemens          Vice President and Treasurer of Pacific Life
                                                      Insurance Company, December 1998 to Present; and
                                                      Assistant Vice President and Assistant Controller
                                                      of Pacific Life Insurance Company, April 1994 to
                                                      December 1998; Vice President and Treasurer of
                                                      Pacific LifeCorp and Pacific Mutual Holding
                                                      Company, June 1999 to present; Vice President and
                                                      Treasurer of several affiliated companies of
                                                      Pacific Life Insurance Company (February 1999 to
                                                      present); and Vice President and Treasurer of
                                                      Pacific Funds (June 2001 to present).

Pacific Life                Larry J. Card             Executive Vice President of Pacific Life Insurance
                                                      Company, January 1995 to present; Executive Vice
                                                      President of Pacific Mutual Holding Company and
                                                      Pacific LifeCorp, August 1997 to present and
                                                      similar positions with various affiliated
                                                      companies of Pacific Life Insurance Company.

                                      II-5

Name of Adviser             Name of Individual        Business and Other Connections
----------------------      -----------------------   --------------------------------------------
Pacific Investment                                    Investment Adviser
 Management
 Company
 ("PIMCO")

PIMCO                       Michael R. Asay           Senior Vice President

PIMCO                       Tamara J. Arnold, CFA     Executive Vice President

PIMCO                       Brian P. Baker            Senior Vice President (SINGAPORE)

PIMCO                       Stephen B. Beaumont       Vice President

PIMCO                       William R. Benz, CFA      Managing Director

PIMCO                       Gregory A. Bishop         Senior Vice President

PIMCO                       John B. Brynjolfsson      Executive Vice President

PIMCO                       Robert W. Burns           Managing Director

PIMCO                       Sabrina C. Callin         Vice President

PIMCO                       Marcia K. Clark           Vice President

PIMCO                       Cyrille Conseil           Senior Vice President

PIMCO                       Douglas Cummings          Vice President

PIMCO                       Wendy W. Cupps            Executive Vice President

PIMCO                       Chris P. Dialynas         Managing Director

PIMCO                       David J. Dorff            Vice President

PIMCO                       Michael G. Dow            Senior Vice President

PIMCO                       Anita Dunn                Vice President

                                      II-6

Name of Adviser    Name of Individual                Business and Other Connections
---------------  -----------------------      --------------------------------------------
PIMCO            Mohamed A. El-Erian          Managing Director

PIMCO            Stephanie D. Evans           Vice President

PIMCO            Teri Frisch                  Senior Vice President

PIMCO            Yuri P. Garbuzov             Vice President

PIMCO            William H. Gross, CFA        Managing Director

PIMCO            John L. Hague                Managing Director

PIMCO            Gordon C. Hally, CIC         Executive Vice President

PIMCO            Pasi M. Hamalainen           Managing Director

PIMCO            John P. Hardaway             Senior Vice President

PIMCO            Brent R. Harris, CFA         Managing Director

PIMCO            Raymond C. Hayes             Vice President

PIMCO            David C. Hinman              Executive Vice President

PIMCO            Douglas M. Hodge, CFA        Executive Vice President

PIMCO            Brent L. Holden, CFA         Managing Director

PIMCO            Dwight F. Holloway, Jr.,     Senior Vice President (LONDON)
                 CFA, CIC

PIMCO            Mark T. Hudoff               Senior Vice President

PIMCO            Margaret E. Isberg           Managing Director

PIMCO            Thomas J. Kelleher           Vice President

PIMCO            James M. Keller              Executive Vice President

PIMCO            Raymond G. Kennedy, CFA      Executive Vice President

PIMCO            Mark R. Kiesel               Senior Vice President

PIMCO            Steven Kirkbaumer            Vice President

PIMCO            John S. Loftus, CFA          Managing Director

PIMCO            David Lown                   Senior Vice President

PIMCO            Joseph McDevitt              Executive Vice President

PIMCO            Andre J. Mallegol            Vice President

PIMCO            Scott W. Martin              Vice President

PIMCO            Michael E. Martini           Senior Vice President

PIMCO            Scott A. Mather              Executive Vice President

PIMCO            Dean S. Meiling, CFA         Managing Director

PIMCO            Jonathan D. Moll             Senior Vice President

PIMCO            Mark E. Metsch               Vice President

PIMCO            Kristen M. Monson            Executive Vice President

PIMCO            James F. Muzzy, CFA          Managing Director

PIMCO            Douglas J. Ongaro            Vice President

PIMCO            Thomas J. Otterbein, CFA     Executive Vice President

PIMCO            Kumar N. Palghat             Senior Vice President

PIMCO            Keith Perez                  Vice President

PIMCO            Mohan V. Phansalkar          Executive Vice President,
                                              Senior Legal Counsel

PIMCO            Elizabeth M. Philipp         Senior Vice President

PIMCO            David J. Pittman             Vice President

PIMCO            William F. Podlich III       Managing Director

PIMCO            William C. Powers            Managing Director

PIMCO            Mark Romano                  Vice President

PIMCO            Scott L. Roney, CFA          Senior Vice President (JAPAN)

PIMCO            Cathy T. Rowe                Vice President

PIMCO            Seth R. Ruthen               Senior Vice President

PIMCO            Jeffrey M. Sargent           Senior Vice President

PIMCO            Ernest L. Schmider           Managing Director, Secretary,
                                              Chief Administrative and Legal Officer

PIMCO            Leland T. Scholey, CFA       Senior Vice President

PIMCO            Stephen O. Schulist          Senior Vice President

PIMCO            Iwona E. Scibisz             Vice President

PIMCO            Denise C. Seliga             Senior Vice President

PIMCO            Kyle J. Theodore             Vice President

PIMCO            Lee Thomas                   Managing Director

PIMCO            William S. Thompson,         Chief Executive Officer and Managing
                 Jr.                          Director

PIMCO            Benjamin L. Trosky, CFA      Managing Director

PIMCO            Richard E. Tyson             Senior Vice President

PIMCO            Peter A. Van de Zilver       Vice President

PIMCO            Richard M. Weil              Chief Operations Officer

PIMCO            George H. Wood, CFA          Executive Vice President

PIMCO            David Young                  Senior Vice President (LONDON)

PIMCO            Changhong Zhu                Senior Vice President

PIMCO            Shannon Bass                 Senior Vice President

PIMCO            Marcellus Fisher             Vice President

PIMCO            Jeffrey Ludwig               Vice President

PIMCO            Sudesh Mariappa              Executive Vice President

PIMCO            Curtis Mewbourne             Senior Vice President

PIMCO            John Norris                  Vice President

PIMCO            Bradley Paulson              Senior Vice President

PIMCO            Paul Reisz                   Vice President

PIMCO            Ivor Schucking               Senior Vice President

PIMCO            Mark McCray                  Executive Vice President

PIMCO            Jay Jacobs                   Senior Vice President

PIMCO            Susie Wilson                 Senior Vice President

PIMCO            John Wilson                  Senior Vice President

PIMCO            Bret Estep                   Vice President

PIMCO            Steve Goldman                Vice President

PIMCO            Daniel Ivascyn               Vice President

PIMCO            Henrik Larsen                Vice President

PIMCO            Devin Sellors                Vice President

PIMCO            Adam Borneleit               Vice President

PIMCO            Craig Dawson                 Vice President

PIMCO            Jeri Easterday               Vice President

PIMCO            Joe Fournier                 Vice President

PIMCO            Greg Grabar                  Vice President

PIMCO            John Miller                  Vice President

PIMCO            Gail Mitchell                Vice President

PIMCO            Terry Nercessian             Vice President

PIMCO            Shigeki Okamura              Vice President

PIMCO            Marcy Rappaport              Vice President

PIMCO            Ron Reimer                   Vice President

PIMCO            Yiannis Repoulis             Vice President

PIMCO            Carol Rodgerson              Vice President

PIMCO            Jason Rosiak                 Vice President

PIMCO            Tim Shaler                   Vice President

PIMCO            Erica Sheehy                 Vice President

PIMCO            Christine Telish             Vice President

PIMCO            Powell Thurston              Vice President

PIMCO            Mick Willemsen               Vice President

PIMCO            Cheng-Yuan Yu                Vice President

PIMCO            Paul A. McCulley             Managing Directors

PIMCO            Richard M. Weil              Managing Directors

PIMCO            John C. Maney                Chief Financial Officer

PIMCO            Vineer Bhansali              Executive Vice President

PIMCO            Emanuele Ravano              Executive Vice President

PIMCO            W. Scott Simon               Executive Vice President

PIMCO            Makoto Takano                Executive Vice President

PIMCO            Charles Wyman                Executive Vice President

PIMCO            W.H. Bruce Brittain          Senior Vice President

PIMCO            Sandra K. Harris             Senior Vice President

PIMCO            Jennie Gilbert               Senior Vice President

PIMCO            Stephen S. Goldman           Senior Vice President

PIMCO            Peter Lindgren               Senior Vice President

PIMCO            John Luke                    Senior Vice President

PIMCO            Tomoya Masanao               Senior Vice President

PIMCO            Akinori Matsui               Senior Vice President

PIMCO            James P. Meehan, Jr.         Senior Vice President

PIMCO            Mark Parry                   Senior Vice President

PIMCO            Mark Porterfield             Senior Vice President

PIMCO            Mark B.M. van Heel           Senior Vice President

PIMCO            Nicolette Beyer              Vice President

PIMCO            Erik C. Brown                Vice President

PIMCO            Kirsten J. Burton            Vice President

PIMCO            William E. Cullinan          Vice President

PIMCO            Suhail H. Dada               Vice President

PIMCO            Birgitte Danielsen           Vice President

PIMCO            Jennifer E. Durham           Vice President

PIMCO            Michael Eberhardt            Vice President

PIMCO            Edward L. Ellis              Vice President

PIMCO            Kristine L. Foss             Vice President

PIMCO            Julian Foxall                Vice President

PIMCO            Richard F. Fulford           Vice President

PIMCO            Darius Gagne                 Vice President

PIMCO            Robert J. Greer              Vice President

PIMCO            Shailesh Gupta               Vice President

PIMCO            Phillip Hart                 Vice President

PIMCO            Kazunori Harumi              Vice President

PIMCO            Arthur J. Hastings           Vice President

PIMCO            James Hudson                 Vice President

PIMCO            James Johnstone              Vice President

PIMCO            Kenji Kawamura               Vice President

PIMCO            Masahiro Kido                Vice President

PIMCO            Toshio Koba                  Vice President

PIMCO            Tetsuro Kondo                Vice President

PIMCO            W.M. Reese Lackey            Vice President

PIMCO            Yanay Lehavi                 Vice President

PIMCO            Naoto Makinoda               Vice President

PIMCO            Mark E. Metsch               Vice President

PIMCO            Kendall P. Miller            Vice President

PIMCO            Scott Millimet               Vice President

PIMCO            Masabumi Moriguchi           Vice President

PIMCO            Gillian O'Connell            Vice President

PIMCO            Ric Okun                     Vice President

PIMCO            Evan T. Pan                  Vice President

PIMCO            Jennifer L. Prince           Vice President

PIMCO            Stephen Rodosky              Vice President

PIMCO            William E. Sharp             Vice President

PIMCO            Scott M. Spalding            Vice President

PIMCO            Tami L. Vendig               Vice President

PIMCO            Mihir P. Worah               Vice President

PIMCO            Michael J. Willemsen         Vice President

                                     II-7

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust                                Investment Adviser
 Company

Capital Guardian Trust      Andrew F. Barth           Director, Capital Guardian Trust Company and
 Company                                              Capital Research and Management Company;
                                                      Director and Research Director, Capital
                                                      International Research, Inc.; President, Capital
                                                      Guardian Research Company; Formerly Director and
                                                      Executive Vice President, Capital Guardian
                                                      Research Company.

Capital Guardian Trust      Michael D. Beckman        Senior Vice President, Treasurer and Director,
 Company                                              Capital Guardian Trust Company; Director,
                                                      Capital Guardian Trust Company of Nevada;
                                                      Treasurer, Capital International Research, Inc.
                                                      and Capital Guardian Research Company; Director
                                                      and Treasurer, Capital Guardian (Canada), Inc.;
                                                      Formerly Chairman and Director, Capital
                                                      International Asia Pacific Management Company.

Capital Guardian Trust      Michael A. Burik          Senior Counsel, The Capital Group Companies,
 Company                                              Inc.; Senior Vice President, Capital Guardian
                                                      Trust Company.

Capital Guardian Trust      Elizabeth A. Burns        Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Larry P. Clemmensen       Director of Capital Guardian Trust
 Company                                              Company, American Funds Distributors, Inc.;
                                                      Chairman of the Board, and Director of American
                                                      Funds Service Company; Director and President,
                                                      The Capital Group Companies, Inc. and Capital
                                                      Management Services, Inc.; Senior Vice
                                                      President and Director, Capital Research and
                                                      Management Company; Treasurer, Capital
                                                      Strategy Research, Inc.;

Capital Guardian Trust      Kevin G. Clifford         Director and President, American Funds
 Company                                              Distributors, Inc.; Director, Capital
                                                      Guardian Trust Company

Capital Guardian Trust      Roberta A. Conroy         Senior Vice President, Director and Counsel,
 Company                                              Capital Guardian Trust Company; Senior Vice
                                                      President and Secretary, Capital
                                                      International, Inc.; Assistant General
                                                      Counsel, The Capital Group Companies, Inc.,
                                                      Secretary, Capital Guardian International,
                                                      Inc.; Formerly, Secretary, Capital Management
                                                      Services, Inc.

Capital Guardian Trust      John B. Emerson           Senior Vice President, Capital Guardian Trust
 Company                                              Company; Director, Capital Guardian Trust
                                                      Company, a Nevada Corporation.

Capital Guardian Trust      Michael R. Ericksen       Senior Vice President, Capital Guardian
 Company                                              Trust Company; Senior Vice President and
                                                      Director, Capital International, Limited

                                      II-8

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   ----------------------------------------------
Capital Guardian Trust      David I. Fisher           Vice Chairman and Director, Capital
 Company                                              International, Inc., Capital International
                                                      Limited and Capital International K.K.;
                                                      Chairman and Director, Capital International
                                                      S. A. and Capital Guardian Trust Company;
                                                      Director and President, Capital International
                                                      Limited (Bermuda); Director, The Capital Group
                                                      Companies, Inc., Capital International
                                                      Research, Inc., Capital Group Research, Inc.
                                                      and Capital Research and Management Company.

Capital Guardian Trust      Richard N. Havas          Senior Vice President, Capital Guardian Trust
                                                      Company, Capital International, Inc. and
                                                      Capital International Limited; Director and
                                                      Senior Vice President, Capital International
                                                      Research, Inc.; Director and Senior Vice
                                                      President Capital Guardian (Canada), Inc.

Capital Guardian Trust      Frederick M. Hughes, Jr.  Senior Vice President, Capital
 Company                                              Guardian Trust Company

Capital Guardian Trust      William H. Hurt           Senior Vice President and Director, Capital
 Company                                              Guardian Trust Company; Chairman and Director,
                                                      Capital Guardian Trust Company, a Nevada
                                                      Corporation and Capital Strategy Research,
                                                      Inc.; Formerly, Director, The Capital Group
                                                      Companies, Inc.

Capital Guardian Trust      Peter C. Kelly            Senior Vice President, Capital Guardian Trust
 Company                                              Company; Assistant General Counsel, The
                                                      Capital Group Companies, Inc.; Director and
                                                      Senior Vice President, Capital International,
                                                      Inc.

Capital Guardian Trust      Robert G. Kirby           Chairman Emeritus, Capital Guardian Trust
                                                      Company; Senior Partner, The Capital Group
                                                      Companies, Inc.

Capital Guardian Trust      Nancy J. Kyle             Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; President, and
                                                      Director, Capital Guardian (Canada), Inc.

Capital Guardian Trust      Karin L. Larson           Director, The Capital Group Companies, Inc.,
 Company                                              Capital Group Research, Inc., Capital Guardian
                                                      Trust Company, Director and Chairman, Capital
                                                      Guardian Research Company and Capital
                                                      International Research, Inc., Formerly,
                                                      Director and Senior Vice President, Capital
                                                      Guardian Research Company.

                                      II-9

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust      James R. Mulally          Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior
                                                      Vice President, Capital International
                                                      Limited; Vice President, Capital Research
                                                      Company; Formerly, Director, Capital Guardian
                                                      Research Company

Capital Guardian Trust      Shelby Notkin             Senior Vice President, Capital
 Company                                              Guardian Trust Company; Director, Capital
                                                      Guardian Trust Company, a Nevada Corporation

Capital Guardian Trust      Mary M. O'Hern            Senior Vice President, Capital
 Company                                              Guardian Trust Company and Capital
                                                      International Limited; Vice President,
                                                      Capital International, Inc.

Capital Guardian Trust      Jeffrey C. Paster         Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Robert V. Pennington      Senior Vice President, Capital Guardian
 Company                                              Trust Company; President and Director, Capital
                                                      Guardian Trust Company, a Nevada Corporation

Capital Guardian Trust      Jason M. Pilalas          Director, Capital Guardian Trust Company; Senior
 Company                                              Vice President and Director, Capital
                                                      International Research, Inc.; Formerly,
                                                      Director and Senior Vice President, Capital
                                                      Guardian Research Company.

Capital Guardian Trust      Robert Ronus              President and Director, Capital Guardian Trust
 Company                                              Company; Chairman and Director, Capital
                                                      Guardian (Canada), Inc., Director, Capital
                                                      International, Inc. and Capital Guardian
                                                      Research Company; Senior Vice President,
                                                      Capital International, Inc.; Capital
                                                      International Limited and Capital
                                                      International S.A.; Formerly, Chairman,
                                                      Capital Guardian International Research
                                                      Company and Director, Capital International,
                                                      Inc.

Capital Guardian Trust      James F. Rothenberg       Director, American Funds Distributors, Inc.,
 Company                                              American Funds Service Company, The Capital
                                                      Group Companies, Inc., Capital Group Research,
                                                      Inc., Capital Guardian Trust Company and
                                                      Capital Management Services, Inc.; Director
                                                      and President, Capital Research and
                                                      Management, Inc.; Formerly, Director of
                                                      Capital Guardian Trust Company, a Nevada
                                                      Corporation, and Capital Research Company.

Capital Guardian Trust      Theodore R. Samuels       Senior Vice President and Director, Capital
 Company                                              Guardian Trust Company; Director, Capital
                                                      International Research, Inc.; Formerly,
                                                      Director, Capital Guardian Research Company

Capital Guardian Trust      Lionel A. Sauvage         Senior Vice President, Capital Guardian
 Company                                              Trust Company; Vice President,
                                                      Capital International Research, Inc.;
                                                      Formerly, Director, Capital Guardian
                                                      Research Company

Capital Guardian Trust      John H. Seiter            Executive Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior Vice
                                                      President, Capital Group International, Inc.;
                                                      Vice President, The Capital Group Companies,
                                                      Inc.

                                      II-10

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust      Eugene P. Stein           Executive Vice President and Director,
 Company                                              Capital Guardian Trust Company; Formerly,
                                                      Director, Capital Guardian Research
                                                      Company

Capital Guardian Trust      Philip A. Swan            Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Shaw B. Wagener           Director, Capital Guardian Trust Company,
 Company                                              Capital International Asia Pacific Management
                                                      Company S.A., Capital Research and Management
                                                      Company and Capital International Management
                                                      Company S.A.; President and Director, Capital
                                                      International, Inc.; Senior Vice President,
                                                      Capital Group International, Inc.

Capital Guardian Trust      Eugene M. Waldron         Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Joanne Weckbacher         Senior Vice President, Capital Guardian Trust
 Company                                              Company.

Capital Guardian Trust      George L. Romine, Jr.     Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Clive N. Gershon          Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Mary M. Humphrey          Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Charles A. King           Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Lianne K. Mair            Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Michael E. Nyeholt        Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Jeffrey C. Paster         Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Paula B. Pretlow          Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Karen L. Sexton           Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Andrew P. Stenovec        Senior Vice President, Capital Guardian Trust
 Company                                              Company

                                     II-11

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
J.P. Morgan                                           Investment Adviser
 Investment
 Management Inc.

J.P. Morgan                 Veronique Weill           Director, Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      J.P. Morgan Chase Bank

J.P. Morgan                 James Berry               Secretary and Vice President, J.P. Morgan
 Investment                                           Investment Management Inc.; Vice President,
 Management Inc.                                      J.P. Morgan Chase Bank

J.P. Morgan                 Jeffrey M. Trongone       Chief Financial Officer and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      J.P. Morgan Chase Bank

J.P. Morgan                 Timothy Samson            Assistant Secretary and Associate, J.P.
 Investment                                           Morgan Investment Management Inc.; J.P. Morgan
 Management Inc.                                      Chase Bank

J.P. Morgan                 Ronald R. Dewhurst        Director, President and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      J.P. Morgan Chase Bank

J.P. Morgan                 Mark B. E. White          Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      J.P. Morgan Chase Bank

                                     II-12

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Janus Capital                                         Investment Adviser
 Corporation

Janus Capital               Thomas H. Bailey          President, Director, Chairman of the
 Corporation                                          Board and Chief Executive Officer

Janus Capital               Thomas A. Early           Vice President, General Counsel and
 Corporation                                          Secretary

Janus Capital               Michael E. Herman         Director
 Corporation

Janus Capital               Thomas A. McDonnell       Director
 Corporation

Janus Capital               Landon H. Rowland         Director
 Corporation

Janus Capital               Michael Stopler           Director
 Corporation

Janus Capital               Mark B. Whiston           President of Institutional Services
 Corporation

Janus Capital               David R. Kowalski         Vice President, Chief Compliance Officer
 Corporation

Janus Capital               Loren M. Starr            Vice President, Chief Financial Officer
 Corporation

Janus Capital               James P. Goff             Vice President, Director of Research
 Corporation

Janus Capital               Helen Young Hayes         Vice President and Director
 Corporation

Janus Capital               Raymond T. Hudner         Vice President and Chief Technology
 Corporation                                          Officer

Janus Capital               Stuart L. Novek           Vice President and Chief Marketing
 Corporation                                          Officer

                                     II-13

Name of Adviser            Name of Individual     Business and Other Connections
-----------------------  ----------------------   ----------------------------------------------------------------------------------
 Morgan Stanley Asset                             Investment Adviser
  Management

 Morgan Stanley Asset    Barton M. Biggs          Director, Chairman and Managing Director
  Management

 Morgan Stanley Asset    James P. Wallin          Chief Compliance Officer and Executive Director
  Management

Morgan Stanley Asset     Alexander C. Frank       Treasurer
 Management

Morgan Stanley Asset     Richard B. Worley        President, Director, Portfolio Manager and Member of Executive Committee
 Management

Morgan Stanley Asset     Mitchell M. Merin        Director, Morgan Stanley Asset Management; President, Chief Executive Officer and
 Management                                       Director, Morgan Stanley Investment Advisors Inc.; President and Chief Operating
                                                  Officer of Asset Management, Morgan Stanley Dean Witter & Co.; Chairman, Chief
                                                  Executive Officer and Director, Morgan Stanley Distributors Inc. and Morgan
                                                  Stanley Trust; President, Chief Executive Officer and Director, Morgan Stanley
                                                  Services Company Inc.; President, Morgan Stanley Funds; Executive Vice President
                                                  and Director, Morgan Stanley Dean Witter Inc.

Morgan Stanley Asset     Joseph J. McAlinden      Chief Investment Officer, Morgan Stanley Asset Management; Executive Vice
 Management                                       President and Chief Investment Officer, Morgan Stanley Investment Advisors Inc.;
                                                  Vice President, Morgan Stanley Funds; Director, Morgan Stanley Trust

Morgan Stanley Asset     Rajesh Kumar Gupta       Chief Administrative Officer of Investments, Morgan Stanley Asset Management;
 Management                                       Senior Vice President, Director of the Taxable Fixed Income Group and Chief
                                                  Administrative Officer of Investments, Morgan Stanley Investment Advisors Inc.

Morgan Stanley Asset     Arthur Lev               General Counsel, Managing Director and Secretary
 Management

Morgan Stanley Asset     Ronald E. Robison        Chief Global Operations Officer and Managing Director; President and
 Management                                       Director/Trustee of various U.S. registered investment companies managed by morgan
                                                  Stanley Asset Management

                                     II-14

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   ---------------------------------------------
Goldman Sachs Asset                                   Investment Adviser
 Management

Goldman Sachs Asset         Robert J. Hurst           Vice Chairman, Goldman, Sachs & Co.
 Management

Goldman Sachs Asset         Henry M. Paulson, Jr.     Chief Executive Officer and Chairman,
 Management                                           Goldman, Sachs & Co.

Goldman Sachs Asset         John A. Thain             President and Co-Chief Operating Officer,
 Management                                           Goldman, Sachs & Co.

Goldman Sachs Asset         John L. Thornton          President and Co-Chief Operating Officer,
 Management                                           Goldman, Sachs & Co.

                                     II-15

Adviser and Governing
Board of Directors                      Name of Individual                 Business and Other Connections
--------------------------------        -------------------------------    ---------------------------------------------------------
Alliance Capital Management L.P.                                           Investment Adviser

Alliance Capital Management L.P.        Dave H. Williams                   Director; Chairman Emeritus, Alliance Capital Management
                                                                           Corporation; Director, Grupo Elektra; Formerly, Director
                                                                           of The Equitable Companies Incorporated; Formerly,
                                                                           Director of AXA Financial; Formerly, Senior Executive
                                                                           Vice President of AXA

Alliance Capital Management L.P.        Benjamin D. Holloway               Director; Consultant to the Continental Companies;
                                                                           Director Emeritus of the Duke University Management
                                                                           Corporation; Director, Interstate Hotels Corporation and
                                                                           the Museum of Contemporary Art in Miami; Trustee of Duke
                                                                           University (Emeritus) and the American Academy in
                                                                           Rome; Formerly, Chairman of the Touro National Heritage
                                                                           Trust, a Regent of The Cathedral of St. John the Divine;
                                                                           Formerly, Director, Rockefeller Center Properties, Inc.

Alliance Capital Management L.P.        Denis Duverne                      Director; Group Executive Vice President - Finance,
                                                                           Control and Strategy, AXA; Director of various
                                                                           subsidiaries of the AXA Group; Director, Equitable

Alliance Capital Management L.P.        Frank Savage                       Director; Chief Executive Officer, Savage Holdings LLC, a
                                                                           private equity investing firm; Director, Lockheed Martin
                                                                           Corporation, Qualcomm Inc., and Enron Corp.; Formerly,
                                                                           Chairman of Alliance Capital Management International, a
                                                                           division of Alliance Capital Management LP

Alliance Capital Management L.P.        Henri de la Croix de la Castries   Director; Chairman, AXA Financial; Chairman, Management
                                                                           Board of AXA; Director, AXA Financial and Equitable;
                                                                           Director or officer of various subsidiaries and
                                                                           affiliates of AXA Group; Formerly, Vice Chairman of the
                                                                           Management Board, AXA; Formerly, Senior Executive Vice
                                                                           President of Financial Services and Life Insurance
                                                                           Activities, AXA

Alliance Capital Management L.P.        Peter D. Noris                     Director; Executive Vice President and Chief Investment
                                                                           Officer of AXA Financial and Equitable

Alliance Capital Management L.P.        Donald H. Brydon                   Director; Chairman and Chief Executive Officer, AXA
                                                                           Investment Managers S.A.

Alliance Capital Management L.P.        Stanley B. Tulin                   Director; Vice Chairman and Chief Financial Officer, AXA
                                                                           Financial; Director, Vice Chairman and Chief Financial
                                                                           Officer, Equitable; Executive Vice President, AXA; member
                                                                           of Executive Committee of AXA; Director and Treasurer,
                                                                           Jewish Theological Seminary; Fellow of the Society of
                                                                           Actuaries; member and Treasurer of the American Academy
                                                                           of Actuaries; member of the American Council of Life
                                                                           Insurers; member of Life Insurance Council of New York,
                                                                           Inc.; Formerly, Co-Chairman of the Insurance Industry
                                                                           Practice, Coopers & Lybrand

Alliance Capital Management L.P.        John D. Carifa                     Director, President and Chief Operating Officer; Chief
                                                                           Executive Officer, Alliance Capital's Mutual Funds
                                                                           Division; Chairman and director of Alliance Capital's
                                                                           Mutual Fund Boards

Alliance Capital Management L.P.        Bruce W. Calvert                   Director, Chief Executive Officer and Chairman of the
                                                                           Board; Formerly, Chief Investment Officer and Vice
                                                                           Chairman

Alliance Capital Management L.P.        Alfred Harrison                    Director and Vice Chairman

Alliance Capital Management L.P.        David R. Brewer, Jr.               Senior Vice President and General Counsel

Alliance Capital Management L.P.        Robert H. Joseph, Jr.              Senior Vice President and Chief Financial Officer

Alliance Capital Management L.P.        Lewis A. Sanders                   Vice Chairman, Chief Investment Officer and Director,
                                                                           Alliance Capital Management Corporation; Formerly,
                                                                           Chairman and Chief Executive Officer, Sanford C.
                                                                           Bernstein & Co., Inc.

Alliance Capital Management L.P.        Roger Hertog                       Vice Chairman and Director, Alliance Capital Management
                                                                           Corporation; Formerly, President and Chief Operating
                                                                           Officer, Sanford C. Bernstein

Alliance Capital Management L.P.        Gerald M. Lieberman                Executive Vice President of Finance and Operations,
                                                                           Alliance Capital Management Corporation; Formerly, Chief
                                                                           Financial Officer and Director, Sanford C. Bernstein;
                                                                           Formerly, Chief Financial Officer and Chief of
                                                                           Administration, Fidelity Investments

Alliance Capital Management L.P.        W. Edwin Jarmain                   Director, Alliance Capital Management Corporation;
                                                                           President, Jarmain Group, Inc.; Director, AXA Financial
                                                                           and Equitable; Director of several other companies
                                                                           affiliated with Equitable

Alliance Capital Management L.P.        Peter J. Tobin                     Director, Alliance Capital Management Corporation; Dean,
                                                                           St. John's University Business School

Alliance Capital Management L.P.        Richard S. Dziadzio                Director, Alliance Capital Management Corporation; Senior
                                                                           Vice President, AXA; Chief of Finance and Administration,
                                                                           AXA Real Estate Investment Managers

Alliance Capital Management L.P.        Christopher M. Condron             Director; Director, President and Chief Executive
                                                                           Officer, AXA Financial; Chairman of the Board and Chief
                                                                           Executive Officer, AXA Client Solutions and Equitable;
                                                                           member of the Management Board, AXA; Formerly, President
                                                                           and Chief Operating Officer, Mellon Financial
                                                                           Corporation; President and Chief Financial Officer, The
                                                                           Dreyfus Corporation; Director and Treasurer, The American
                                                                           Ireland Fund; Serves on the Board of Governors of the
                                                                           Investment Company Institute; Formerly, served on the
                                                                           Executive Committee of the Investment Company Institute

Alliance Capital Management L.P.        Kathleen A. Corbet                 Executive Vice President; Chief Executive Officer,
                                                                           Alliance Fixed Income Investors; Chairman, Alliance
                                                                           Capital Management Australia Limited and Alliance Capital
                                                                           Management New Zealand Limited; Formerly, Chief Executive
                                                                           Officer of Alliance Capital Limited; Formerly, Chief of
                                                                           Investment Operations, Alliance

Adviser and Governing
Board of Directors                      Name of Individual                 Business and Other Connections
--------------------------------        -------------------------------    ---------------------------------------------------------
Salomon Brothers Asset Management                                          Investment Adviser

Salomon Brothers Asset Management       Virgil H. Cummings                 Director, Salomon Brothers Asset Management; Managing
                                                                           Director and Chief Investment Officer of Salomon Smith
                                                                           Barney Inc

Salomon Brothers Asset Management       Heath B. McLendon                  Managing Director

Salomon Brothers Asset Management       Wendy Murdock                      Director and Chief Operating Officer for Retail Asset
                                                                           Management, Salomon Brothers Asset Management; Executive
                                                                           Vice President, Salomon Smith Barney Inc

Salomon Brothers Asset Management       Robert E. Amodeo                   Vice President

Salomon Brothers Asset Management       John B. Cunningham                 Director

Salomon Brothers Asset Management       Thomas K. Flanagan                 Director

Salomon Brothers Asset Management       David J. Griffiths                 Portfolio Manager

Salomon Brothers Asset Management       Michael A. Kagan                   Director

Salomon Brothers Asset Management       Robert W. Kopprasch                Managing Director and Senior Portfolio Manager, Salomon
                                                                           Smith Barney Inc

Salomon Brothers Asset Management       Roger M. Lavan                     Director

Salomon Brothers Asset Management       Yuan Y. Ma                         Director

Salomon Brothers Asset Management       Ross S. Margolles                  Managing Director

Salomon Brothers Asset Management       Nancy A. Noyes                     Director

Salomon Brothers Asset Management       David J. Scott                     Portfolio Manager

Salomon Brothers Asset Management       Beth A. Semmel                     Director

Salomon Brothers Asset Management       Patrick Sheehan                    Managing Director and Senior Portfolio Manager, Salomon
                                                                           Smith Barney Inc

Salomon Brothers Asset Management       David A. Torchia                   Director

Salomon Brothers Asset Management       Peter J. Wilby                     Managing Director

                                     II-16

Adviser and Governing
Board of Directors        Name of Individual          Business and Other Connections
-----------------------   --------------------------  ------------------------------------------------------------------------------
Lazard                    Charles L. Carroll          Managing Director

Lazard                    Robert DeConcini            Managing Director

Lazard                    Norman Eig                  Managing Director; Vice Chairman of Lazard Freres & Co LLC; Director and Co-
                                                      Chief Executive of Lazard Asset Management Limited; Director of Lazard Asset
                                                      Management Holdings, Limited; Director of Lazard Investment Funds Limited;
                                                      Director of Lazard Asset Management (CI) Holdings, Ltd.; Managing Director of
                                                      Lazard Asset Management (Deutschland); Member of the Supervisory Board of
                                                      Lazard Strategic Coordination Company

Lazard                    Herbert W. Gullquist        Managing Director; Vice Chairman of Lazard Freres & Co LLC; Director and Co-
                                                      Chief Executive of Lazard Asset Management Limited; Director of Lazard Far
                                                      East Investors (Holdings) Limited; Director of Lazard Asset Management
                                                      Holdings Limited; Managing Director of Lazard Asset Management (Deutschland);
                                                      Member of the Supervisory Board of Lazard Strategic Coordination company

Lazard                    Jeffrey A. Kigner           Managing Director

Lazard                    Gerald B. Mazzari           Managing Director

Lazard                    John R. Reinsberg           Managing Director; Director of Lazard Asset Management Pacific Co.; Member of
                                                      the Supervisory Board of Lazard Strategic Coordination Company

Lazard                    Michael S. Rome             Managing Director

Lazard                    Michael P. Triguboff        Managing Director; Managing Director and Director of Lazard Japan Asset
                                                      Management Pacific Co.; Director of Lazard Japan Asset Management (K.K.)

Lazard                    William A. von Mueffling    Managing Director

Lazard                    Kenneth C. Weiss            Managing Director

Lazard                    Alexander E. Zagoreos       Managing Director; Director of Lazard Asset Management Egypt; Director of
                                                      Flemings Continental European Investment Trust plc, Director of Gartmore
                                                      Emerging Pacific Investments plc; Director of Jupiter International Green
                                                      Investment Trust plc; Director of Taiwan Opportunities Fund Limited; Director
                                                      of The Egypt Trust; Director of The Greek Progress Fund; Director of Lazard
                                                      Emerging World Fund; Director of The World Trust Fund; Director of Lazard
                                                      Select Fund; Director of Ermitage Selz Fund; Director of New Zealand
                                                      Investment Trust plc; Director of Latin American Investment Trust plc;
                                                      Director of Taiwan American Fund Limited

Mercury                   Terry K. Glenn              President of Merrill Lynch Mutual Funds; Chairman (Americas Region) and
                                                      Executive Vice President of Mercury; Executive Vice President of MLIM;
                                                      Executive Vice President and Director of Princeton Services; President and
                                                      Director of FAMD; President of Princeton Administrators; Director of FDS

Mercury                   Donald C. Burke             First Vice President and Treasurer of Mercury; First Vice President, Treasurer
                                                      and Director of Taxation of MLIM; Senior Vice President and Treasurer of
                                                      Princeton Services; Vice President of FAMD

Mercury                   Robert C. Doll              President; President of MLIM; Director of Princeton Services; Formerly, Chief
                                                      Investment Officer of Oppenheimer Funds, Inc.

Mercury                   Philip L. Kirstein          General Counsel; General Counsel (Americas Region) of MLIM; Senior Vice
                                                      President, Secretary, General Counsel and Director of Princeton Services

Mercury                   Debra W. Landsman-Yaros     Senior Vice President of Mercury; Senior Vice President of MLIM; Senior Vice
                                                      President of Princeton Services; Vice President of FAMD

Mercury                   Stephen M. Miller           Senior Vice President; Executive Vice President of Princeton Administrators;
                                                      Senior Vice President of Princeton Services

      A I M Capital Management, Inc. ("A I M Capital") is an indirect wholly owned subsidiary of A I M Management Group Inc. ("AIM"), a holding company that has been engaged in the financial services business since 1976. The address of
AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM Capital was
organized in 1986, and, together with its subsidiaries, advises or manages over
150 investment portfolios encompassing a broad range of investment objectives.
AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire
Square, London EC2M 4 YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

      The list required by this item 26 of officers and directors of AIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is hereby incorporated by reference to Schedules A and D of Form ADV filed by AIM pursuant to the Advisers Act (SEC File No.
801-15211).

Adviser and Governing
Board of Directors        Name of Individual          Business and Other Connections
-----------------------   --------------------------  ------------------------------------------------------------------------------
MFS                       Jeffrey L. Shames           Director, Chairman and Chief Executive Officer

MFS                       John W. Ballen              Director, President and Chief Investment Officer

MFS                       Kevin R. Parke              Director, Executive Vice President, Chief Investment Officer

MFS                       Thomas J. Cashman, Jr.      Director, Executive Vice President

MFS                       Joseph W. Dello Russo       Director, Executive Vice President, Chief Administrative Officer

MFS                       James Prieur                Director; President and Director, Sun Life Assurance Company of Canada;
                                                      Officer and/or Director of various subsidiaries and affiliates of Sun Life.

MFS                       William W. Scott            Director, Vice President chairman

MFS                       Donald A. Stewart           Director; Chairman, Sun Life Assurance Company of Canada; Officer and/or
                                                      Director of various subsidiaries and affiliates of Sun Life.

MFS                       William W. Stinson          Director; Director, Sun Life Assurance Company of Canada; Director, United
                                                      Dominion Industries Limited; Director, PanCanadian Petroleum Limited;
                                                      Director, LWT Services, Inc.; Director, Western Star Trucks, Inc.; Director,
                                                      Westshore Terminals Income Fund; Director
                                                      (until 4/99), Canadian Pacific ltd.,

MFS                       James C. Baillie            Director

MFS                       Stephen E. Cavan            Senior Vice President, General Counsel and Secretary

MFS                       Robert T. Burns             Senior Vice President, Associate General Counsel and an Assistant Secretary

MFS                       Thomas B. Hastings          Senior Vice President and Treasurer

INVESCO                   Mark Hurst Williamson       Chief Executive Officer & Chairman of the Board & Chief Operating Officer &
                                                      National Sales Manager

INVESCO                   Raymond Roy Cunningham      President & Director

INVESCO                   William Joseph Galvin, Jr.  Senior Vice President & Assistant Secretary & Director

INVESCO                   Stacie L. Cowell            Senior Vice President

INVESCO                   Mark David Greenberg        Senior Vice President

INVESCO                   Brian Bruce Hayward         Senior Vice President

INVESCO                   Ronald Lyn Grooms           Senior Vice President, Treasurer & Director

INVESCO                   Richard William Healey      Senior Vice President & Director of Marketing & Director

INVESCO                   Patricia F. Johnston        Senior Vice President

INVESCO                   William Ralph Keithler      Senior Vice President

INVESCO                   Thomas A. Kolbe             Senior Vice President

INVESCO                   Trent Edward May            Senior Vice President

INVESCO                   Charles Peter Mayer         Senior Vice President

INVESCO                   John S. Segner              Senior Vice President

INVESCO                   Timothy John Miller         Senior Vice President, Chief Investment Officer & Director

INVESCO                   Laura M. Parsons            Senior Vice President

INVESCO                   Glen Alan Payne             Senior Vice President, Secretary & General Counsel

INVESCO                   Gary J. Ruhl                Senior Vice President

INVESCO                   Marie Ellen Aro             Vice President-Retirement and Third Party Marketing

INVESCO                   Jeffrey R. Botwinick        Vice President, Regional Wholesaler

INVESCO                   Michael K. Brugman          Vice President, Senior Regional Wholesaler

                          Rhonda Dixon-Guner         Vice President, Broker/Dealer Services

INVESCO                   Delta Lynn Donohue          Vice President-Investment Operations

INVESCO                   Harvey I. Fladeland         Vice President, Senior Regional Wholesaler

INVESCO                   Linda Jean Gieger           Vice President

INVESCO                   Richard Ray Hinderlie       Vice President

INVESCO                   Stuart Abbitt Holland       Vice President, Senior Regional Wholesaler

INVESCO                   Thomas Michael Hurley       Vice President-Product Development & Information Management

INVESCO                   Brian A. Jeffs              Vice President, Institutional Wholesaler

INVESCO                   Campbell Crawford Judge     Vice President, Senior Regional Wholesaler

INVESCO                   Peter Middleton Lovell      Vice President

INVESCO                   James Frank Lummanick       Vice President and Chief Compliance Officer

INVESCO                   Thomas Andrew Mantone, Jr.  Vice President

INVESCO                   George Adalbert Matyas      Vice President, Senior Regional Wholesaler

INVESCO                   Corey McCabe McClintock     Vice President, Senior Regional Wholesaler

INVESCO                   Douglas J. McEldowney       Vice President

INVESCO                   Frederick R. (Fritz) Meyer  Vice President

INVESCO                   Stephen Alfred Moran        Vice President - Brand Management

INVESCO                   Jeffrey Glenn Morris        Vice President

INVESCO                   Donald R. Paddock           Vice President

INVESCO                   Thomas Edward Pellowe       Vice President, National Accounts Manager

INVESCO                   Dean Crawford Phillips      Vice President, Senior Regional Wholesaler

INVESCO                   Pamela Jean Piro            Vice President & Assistant Treasurer

INVESCO                   John D. Raring              Vice President, Regional Wholesaler

INVESCO                   Sean F. Reardon             Vice President, Regional Wholesaler

INVESCO                   Dale A. Reinhardt           Vice President and Controller

INVESCO                   Louis H. Reynolds           Vice President, Senior Regional Wholesaler

INVESCO                   Anthony Robert Rogers       Vice President, Eastern Regional Sales Manager

INVESCO                   Thomas R. Samuelson         Vice President

INVESCO                   James Boyd Sandidge         Vice President, Western Regional Sales Manager

INVESCO                   Thomas Hurley Scanlan       Vice President, Regional Wholesaler

INVESCO                   Reagan Andrew Shopp         Vice President, Senior Regional Wholesaler

INVESCO                   Joseph W. Skornicka         Vice President

INVESCO                   Terri Berg Smith            Vice President

INVESCO                   John T. Tredor              Vice President, Senior Regional Wholesaler

INVESCO                   Tane' There'se Taylor       Vice President & Assistant General Counsel

INVESCO                   Thomas Robert Wald          Vice President

INVESCO                   Judy Paulette Wiese         Vice President & Assistant Secretary

INVESCO                   Neil B. Wood                Vice President, Senior Regional Wholesaler

INVESCO                   Vaughn Alexander Greenlees  Assistant Vice President, Regional Wholesaler

INVESCO                   Michael C. Hawn             Assistant Vice President, Regional Wholesaler

INVESCO                   Matthew A. Kunze            Assistant Vice President, Regional Wholesaler

INVESCO                   Michael David Legoski       Assistant Vice President-Internal Sales Development

INVESCO                   William Stewart Mechling    Assistant Vice President, Regional Wholesaler

INVESCO                   Craig Jeffrey St. Thomas    Assistant Vice President, Regional Vice President

INVESCO                   Eric S. Sauer               Assistant Vice President

INVESCO                   C. Vince Sellers            Assistant Vice President, Regional Wholesaler

INVESCO                   Jeraldine Elizabeth Kraus   Assistant Secretary

INVESCO                   Mark A. Ballenger           Assistant Vice President, Regional Wholesaler

                                     II-17

              Name                          Non-Putnam business and
              ----                          -----------------------
                                            other connections
                                            -----------------
Putnam        Blake Anderson                Trustee, Salem Female
              Managing Director             Charitable Society

Putnam        Stephen A. Balter             Prior to March 2000, Vice
              Vice President                President and Analyst, Pioneer
                                            Investment Management

Putnam        Andrew R. Barker              Prior to August 2001, Director and
              Senior Vice President         Senior Vice President, Schroder
                                            Investment Management North America
                                            Inc.

Putnam        Fabrice Bay                   Prior to April 2001, Managing
              Senior Vice President         Director, Deutsche Bank Equities,
                                            A.G.

Putnam        Tinh D. Bui                   Prior to August 2001, Managing
              Senior Vice President         Director-Portfolio Manager, PPM
                                            America, Inc.

Putnam        Paul L. Check                 Prior to October 2000, Morgan
              Vice President                Stanley Dean Witter

Putnam        Myung Chol Chon               Prior to March 2001, Manager,
              Vice President                Risk Management-Trading,
                                            Royal Bank of Canada

Putnam        Sabina M. Ciminero            Prior to August 2000, Research
              Assistant Vice President      Associate, International
                                            Graduate School of
                                            Management, Prior to August
                                            1999, Research Associate,
                                            Harvard Business School

Putnam        James Conklin                 Prior to May 2000, Vice
              Vice President                President, Lehman Brothers

Putnam        James Frederick Copper        Prior to February 2001, Assistant
              Vice President                Vice President, Wellington
                                            Management Company

Putnam        C. Beth Cotner                Director, The Lyric Stage
              Senior Vice President         Theater

                                     II-18

Putnam        Collin Crownover              Prior to October 2000, Research
              Vice President                Officer, Barclays Global
                                            Investors

Putnam        James L. Curtis               Prior to February 2001, Vice
              Vice President                President, Sterling Capital
                                            Management

Putnam        John R.S. Cutler              Member, Burst Media, L.L.C.
              Vice President

Putnam        Kenneth Daly                  President, Andover River Rd.
              Managing Director             TMA, River Road
                                            Transportation Management
                                            Association,

Putnam        Simon Davis                   Prior to September 2000, Lead
              Senior Vice President         Manager, Deutsche Asset
                                            Management,

Putnam        David Depew                   Prior to February 2001, Vice
              Senior Vice President         President, Wellington
                                            Management

Putnam        Ralph C. Derbyshire           Board Member, MSPCC; Board
              Senior Vice President         Member, Winchester After School
                                            Program

Putnam        Erin J. DeRoche               Prior to January 2001,
              Assistant Vice President      Compensation Consultant,
                                            Partners Healthcare System, Inc.

Putnam        Kenneth J. Doerr              Prior to November 2000, Mid-
              Senior Portfolio Manager      Cap Portfolio Manager,
                                            Principal, Equinox Capital
                                            Management

Putnam        Emily Durbin                  Board of Directors, Family
              Vice President                Service, Inc.

Putnam        Karnig H. Durgarian           Board Member, EBRI; Trustee,
              Managing Director             American Assembly

                                     II-19

Putnam        Nathan W. Eigerman            Trustee, Flower Hill Trust
              Senior Vice President

Putnam        Kerim Engin                   Prior to February 2001,
              Vice President                Consultant, StrategyX; Prior to
                                            September 2000, Director
                                            Quantitative Research

Putnam        Irene M. Esteves              Board of Director Member,
              Managing Director             American Management
                                            Association Finance Council;
                                            Board of Director Member, First
                                            Night Boston; Board of Director
                                            Member, SC Johnson
                                            Commercialmarkets; Board of
                                            Director Member,
                                            Massachusetts Taxpayers
                                            Foundation; Board of Director
                                            Member, Mrs. Bairds Bakeries

Putnam        James M. Falvey, Jr.          Prior to August 2000, Senior
              Senior Vice President         Vice President, Dresdner,
                                            Kleinwort, Benson

Putnam        Ian Ferguson                  Trustee, Park School
              Senior Managing Director

Putnam        Daisy D. Foquet               Prior to September 2000,
              Vice President                Analyst, Dresdner RCM Global
                                            Investors; Analyst, Prudential
                                            Portfolio Managers

Putnam        Jason Fromer                  Prior to August 2000,
              Vice President                Currency/Macro Trader, Soros
                                            Fund Management

                                     II-20

Putnam        David P. Galvin               Prior to December, 2000, Self-
              Assistant Vice President      employed Private Instructor

Putnam        Bartlett R. Geer              Prior to November 2000, Senior
              Senior Vice President         Vice President, State Street
                                            Research & Management

Putnam        Frederik Gjerstad             Prior to November 2000,
              Vice President                Portfolio Analyst, Frank Russell
                                            Company

Putnam        John T. Golden                Prior to June 2000, Second Vice
              Vice President                President, John Hancock Funds

Putnam        J. Peter Grant                Trustee, The Dover Church
              Senior Vice President

Putnam        Matthew D. Griffin            Prior to August 2000, Vice
              Vice President                President, Harbor Capital
                                            Management

Putnam        Paul E. Haagensen             Director, Haagensen Research
              Senior Vice President         Foundation

Putnam        Raymond K. Haddad             Prior to September 2000,
              Vice President                Research Associate, Schroder &
                                            Co.; Prior to September 2000,
                                            Research Associate, Sanford C.

                                     II-21

                                            Bernstein

Putnam        Eric N. Harthun               Prior to March 2000, Portfolio
              Vice President                Manager, Boston Partners Asset
                                            Management

Putnam        Deborah R. Healey             Corporator, New England
              Senior Vice President         Baptist Hospital; Director, NEB
                                            Enterprises

Putnam        Karen Herold                  Prior to May 2000, Research
              Assistant Vice President      Analyst,
                                            PricewaterhouseCoopers LLP

Putnam        Kellie K. Hill                Prior to October 2001, Managing
              Senior Vice President         Director, Wells Capital
                                            Management

Putnam        Joseph Hosler                 Prior to February 2000, Vice
              Vice President                President, Independent
                                            Investment Associates

Putnam        Stefan Iris                   Prior to December 1999,
              Assistant Vice President      Investment Operations
                                            Specialist, John Hancock Funds

                                     II-22

Putnam        Arjun Jayaraman               Prior to November 2000,
              Assistant Vice President      Quantitative Analyst,
                                            Harborview Trading Associates

Putnam        Rikiya Kato                   Prior to July 2000, Senior
              Vice President                Portfolio Manager, Daiwa SB
                                            Investments

Putnam        Maximilian G. Kaufmann        Prior to October 2000,
              Assistant Vice President      Quantitative Analyst, Citibank
                                            Global Asset Management

Putnam        John L. Kellerman             Prior to March 2001, Senior
              Senior Vice President         Vice President-Head of Trading,
                                            Sanwa Financial Products, Inc.

Putnam        Charles H. Krahmer            Prior to March 2000, Unit
              Assistant Vice President      Manager and Business Analyst,
                                            Brown Brothers Harriman & Co.

Putnam        Leo Kropywiansky              Prior to June 2000, Vice
              Vice President                President, Primark Decision
                                            Economics

Putnam        Deborah F. Kuenstner          Director, Board of Pensions,
              Managing Director             Presbyterian Church

Putnam        Sharon H. Lane                Prior to August 2000,
              Assistant Vice President      Information Specialist, Arthur
                                            D. Little School of
                                            Management; Prior to March
                                            2000, Senior Information
                                            Research Specialist, Bain & Co.

Putnam        Lawrence J. Lasser            Director, Marsh & McLennan
              President, Director and       Companies, Inc.; Board of
              Chief Executive               Governors and Executive
                                            Committee, Investment
                                            Company Institute; Board of
                                            Overseers, Museum of Fine
                                            Arts; Trustee, Beth Israel
                                            Deaconess Medical Center;
                                            Member of the Council on
                                            Foreign Relations; Member of
                                            the Board of Directors of the

                                     II-23

                                            United Way of Massachusetts
                                            Bay; Trustee of the Vineyard
                                            Open Land Foundation,

Putnam        Matthew J. Leighton           Prior to August 2000,
              Assistant Vice President      Contractor, Synergistics Tech,
                                            Inc.; Prior to September 1999,
                                            Assistant Treasurer, State Street
                                            Boston Corporation

Putnam        Jesse S. Levitt               Prior to August 2000, Financial
              Assistant Vice President      Analyst, Columbia University

Putnam        Helen Liu                     Prior to August 2000, Assistant
              Vice President                Vice President and Senior
                                            Quantitative Analyst, Banc of
                                            America Capital Management

Putnam        Dean M. Maki                  Prior to November 2000, Senior
              Vice President                Economist, Federal Reserve
                                            Board

Putnam        Shigeki Makino                Prior to August 2000, Director
              Managing Director             of Research, Fidelity
                                            Investments

Putnam        Kevin Maloney                 Institutional Director, Financial
              Managing Director             Management Association,
                                            University of South Florida,
                                            College of Business
                                            Administration

Putnam        Jennifer L. Martanacik        Prior to January 2001, Client
              Assistant Vice President      Relations Manager, Thomson
                                            Financial

                                     II-24

Putnam        Michael A. Mata               Prior to January 2001, Vice
              Assistant Vice President      President, Lehman Brothers

Putnam        Yumiko Matsubara              Prior to August 2000, Senior
              Assistant Vice President      Consultant, Ernst & Yong
                                            Global Financial Services

Putnam        James M. McCarthy             Prior to August 2001, Sales
              Vice President                Officer, Mellon Private Asset
                                            Management

Putnam        James P. Miller               Prior to May 2000, Managing
              Senior Vice President         Director, Bear Stearns & Co.,
                                            Inc.

Putnam        Jeanne L. Mockard             Trustee, The Bryn Mawr School
              Senior Vice President

Putnam        Brian J. Monahan              Prior to August 2000, Global
              Assistant Vice President      Emerging Markets Equity
                                            Trader, Grantham, Mayo, Van
                                            Otterloo, and Co. LLC

Putnam        Colin Moore                   Prior to June 2000, Chief
              Managing Director             Investment Officer, Rockefeller
                                            & Co., Inc.

Putnam        Donald E. Mullin              Corporate Representative and
              Senior Vice President         Board Member, Delta Dental
                                            Plan of Massachusetts

Putnam        Kevin F. Murphy               Prior to December 1999,
              Senior Vice President         Managing Director, BankBoston
                                            N.A.

                                     II-25

Putnam        Colin Naughton                Prior to January 2001, Senior
              Assistant Vice President      Analyst, Standard & Poor's

Putnam        Craig R. Oliver               Prior to August 2000, Principal,
              Vice President                Analyst, State Street Global
                                            Advisors

Putnam        Dennis E. O'Rourke            Prior to March 2000, Analyst,
              Vice President                BankBoston N.A.

Putnam        Keith Plapinger               Chairman and Trustee, Advent
              Vice President                School

Putnam        Charles E. Porter             Trustee, Anatolia College;
              Executive Vice President      Governor, Handel & Hayden
                                            Society

Putnam        Ranjit Ranjamani              Prior to June 2000, Director of
              Vice President                Finance and Business Planning,
                                            Xenergy, Inc.

Putnam        Jakub Rehor                   Prior to July 2000, Research
              Assistant Vice President      Associate, Sanford C. Bernstein

Putnam        Thomas V. Reilly              Trustee, Knox College
              Managing Director

Putnam        Neal J. Reiner                Prior to July 2001, Executive
              Senior Vice President         Vice President-High Yield
                                            Portfolio Manager, Bain Capital-
                                            Sankaty Advisors

Putnam        Brian C. Rose                 Prior to April 2000, Equity
              Assistant Vice President      Analyst, Loomis, Sayles & Co.
                                            Lp

Putnam        James J. Russell              Prior to May 2000, Senior Data
              Assistant Vice President      Analyst, Redwood Investment
                                            Systems, Inc.; Prior to May
                                            2000, Senior Data Analyst, IDD
                                            Information Systems

Putnam        Jeff B. Sacknowitz            Prior to November 1999,

                                     II-26

              Vice President                Investment Associate,
                                            Independence Investment
                                            Associates

Putnam        Robert Salvin                 Prior to July 2000, Chief
              Senior Vice President         Financial Officer, Really Easy
                                            Internet Inc.; Prior to January
                                            2000, Managing Director,
                                            BancBoston Robertson Stephens

Putnam        Justin M. Scott               Director, DSI Proprieties (Neja)
              Managing Director             Ltd.

Putnam        Robert E. Secor               Prior to December 1999, Senior
              Assistant Vice President      Consultant, Fame Information
                                            Services

Putnam        Anthony R. Sellitto, III      Prior to September 2000, Senior
              Senior Vice President         Vice President, Berger Fund
                                            Associates

Putnam        Gordon H. Silver              Trustee, Wang Center for the
              Managing Director             Performing Arts

Putnam        Amy P. Skaff                  Prior to November 2000,
              Assistant Vice President      Consultant, Ernst & Young

Putnam        Francis A. Smith              Prior to July 2001, Principal,
              Vice President                State Street Global Advisors

Putnam        Luke A. Smith                 Prior to December 1999,
              Assistant Vice President      Quantitative Systems Analyst,
                                            Colonial Management

Putnam        Karan S. Sodhi                Prior to November 2000,
              Vice President                Research Analyst, Stephens, Inc.

Putnam        Juan Carlos Sosa              Prior to September 2000,
              Vice President                Analyst, State Street Research &
                                            Management

Putnam        Eric H. Sorensen              Prior to August 2000, Managing
              Managing Director             Director, Global Head of
                                            Quantitative Research, Salomon

                                     II-27

                                            Smith Barney

Putnam        Steven Spiegel                Director, Ultra Diamond and
              Senior Managing Director      Gold Outlet; Director, FACES
                                            New York University Medical
                                            Center; Trustee, Babson College

Putnam        Anthony E. Sutton             Prior to July 2001, Managing Member,
              Vice President                McDonald-Sutton Asset Management LLC

Putnam        David R. Thompson             Prior to August 2000, Senior
              Vice President                Equity Analyst, Liberty Funds
                                            Group

Putnam        Joseph H. Towell              Prior to September 2001, Managing
              Senior Vice President         Director and Senior Vice President,
                                            First Union Securities

Putnam        John C. Van Tassel            Prior to July 2001, Managing
              Senior Vice President         Director, Bank One Capital Corp.

Putnam        Stephen W. Vandermark         Prior to March 2000, Vice
              Senior Vice President         President, Quantitative
                                            Analytics, Lehman Brothers

Putnam        Richard B. Weed               Prior to December 2000, Senior
              Senior Vice President         Portfolio Manager, State Street
                                            Global Advisors

Putnam        James C. Wiess                Prior to April 2000, Portfolio
              Senior Vice President         Manager, J.P. Morgan

Putnam        Eric Wetlaufer                President and Member of Board
              Managing Director             of Directors, The Boston
                                            Security Analysts Society, Inc.

Putnam        Edward F. Whalen              Member of the Board of
              Senior Vice President         Directors, Hockomock Area
                                            YMCA

Putnam        Richard P. Wyke               Director, Salem YMCA
              Senior Vice President

Putnam        Frederick M. Wynn, Jr.,       Prior to June 2000, Senior
              Vice President                Equity Analyst, Berger Fund
                                            Associates

Putnam        Alex Zinny                    Prior to June 2000, Proprietary
              Assistant Vice President      Trader, Leerink Swann

              Name                          Non-Oppenheimer business and other connections

Oppenheimer   Timothy L. Abbuhl,            None
              Assistant Vice President

Oppenheimer   Amy B. Adamshick,             None
              Vice President

Oppenheimer   Charles E. Albers,            None
              Senior Vice President

Oppenheimer   Edward J. Amberger,           None
              Assistant Vice President

Oppenheimer   Erik Anderson,                None
              Assistant Vice President

Oppenheimer   Janette Aprilante,            As of January 2002: Secretary of OppenheimerFunds,
              Vice President & Secretary    Distributor, Inc., Centennial Asset Management
                                            Corporation, Oppenheimer Partnership Holdings, Inc.,
                                            Oppenheimer Real Asset Management, Inc., Shareholder
                                            Financial Services, Inc., Shareholder Services, Inc.;
                                            Assistant Secretary of HarbourView Asset Management
                                            Corporation, OFI Private Investments, Inc., Oppenheimer
                                            Trust Company and OFI Institutional Asset
                                            Management, Inc.

Oppenheimer   Hany S. Ayad,                 None
              Assistant Vice President

Oppenheimer   Victor W. Babin,              None
              Senior Vice President

Oppenheimer   Bruce L. Bartlett,            None
              Senior Vice President

Oppenheimer   John Michael Banta,           None
              Assistant Vice President

Oppenheimer   Lerae A. Barela,              None
              Assistant Vice President

Oppenheimer   George Batejan,               None
              Executive Vice President/
              Chief Information Officer

Oppenheimer   Kevin Baum,                   None
              Vice President

Oppenheimer   Connie Bechtolt,              None
              Assistant Vice President

Oppenheimer   Robert Behal                  Assistant Vice President of HarbourView Asset
              Assistant Vice President      Management Corporation. Formerly, Associate
                                            Director at MetLife (Jan 2000-May 2000).

Oppenheimer   Kathleen Beichert,            Vice President of OppenheimerFunds Distributor, Inc.
              Vice President

Oppenheimer   Erik S. Berg,                 None
              Assistant Vice President

Oppenheimer   Rajeev Bhaman,                None
              Vice President

Oppenheimer   Mark Binning,                 None
              Assistant Vice President

Oppenheimer   Robert J. Bishop,             None
              Vice President

Oppenheimer   John R. Blomfield,            None
              Vice President

Oppenheimer   Chad Boll,                    None
              Assistant Vice President

Oppenheimer   Lowell Scott Brooks,          Vice President of OppenheimerFunds Distributor, Inc.
              Vice President

Oppenheimer   Richard Buckmaster,           None
              Vice President

Oppenheimer   Mark Burns,                   Formerly a Marketing Manager with Alliance Capital
              Assistant Vice President      Management (October 1999-April 2001).

Oppenheimer   Bruce Burroughs               None
              Vice President

Oppenheimer   Claudia Calich,               None
              Assistant Vice President

Oppenheimer   Michael A. Carbuto,           None
              Vice President

Oppenheimer   Ronald G. Chibnik,            Director of technology for Sapient Corporation
              Assistant Vice President      (July, 2000-August 2001); software architect
                                            for Sapient Corporation (March 1997-July 2000).

Oppenheimer   H.C. Digby Clements,          None
              Vice President: Rochester
              Division

Oppenheimer   Peter V. Cocuzza,             None
              Vice President

Oppenheimer   Julie C. Cusker,              None
              Assistant Vice President:
              Rochester Division

Oppenheimer   John Damian,                  Formerly senior analyst/director for Citigroup Asset
              Vice President                Management (November 1999-September 2001).

Oppenheimer   O. Leonard Darling,           Chairman of the Board and a director (since June 1999)
              Vice Chairman, Executive Vice and Senior Managing Director (since December 1998)
              President, Chief Investment   of HarbourView Asset Management Corporation; a director
              Officer & Director            (since July 2001) of Oppenheimer Acquisition Corp.; a
                                            director (since March 2000) of OFI Private Investments,
                                            Inc.; Chairman of the Board, Senior Managing Director and
                                            director (since February 2001) of OFI Institutional Asset
                                            Management, Inc.; Trustee (since 1993) of Awhtolia
                                            College - Greece.

Oppenheimer   John M. Davis,                Assistant Vice President of OppenheimerFunds
              Assistant Vice President      Distributor, Inc.

Oppenheimer   Robert A. Densen,             None
              Senior Vice President

Oppenheimer   Ruggero de'Rossi,             None
              Vice President

Oppenheimer   Craig P. Dinsell,             None
              Executive Vice President

Oppenheimer   Randall C. Dishmon,           Formerly an Associate with Booz Allen & Hamilton
              Assistant Vice President      (1998-June 2001).

Oppenheimer   Rebecca K. Dolan              None
              Vice President

Oppenheimer   Steven D. Dombrower,          Vice President of OppenheimerFunds Distributor, Inc.
              Vice President

Oppenheimer   Bruce C. Dunbar,              None
              Vice President

Oppenheimer   Richard Edmiston,             None
              Assistant Vice President

Oppenheimer   Daniel R. Engstrom,           None
              Assistant Vice President

Oppenheimer   Armand B. Erpf,               None
              Assistant Vice President

Oppenheimer   James Robert Erven            Formerly an Assistant Vice President/Senior Trader with
              Assistant Vice President      Morgan Stanley Investment Management (1999-April 2002).

Oppenheimer   George R. Evans,              None
              Vice President

Oppenheimer   Edward N. Everett,            None
              Vice President

Oppenheimer   George Fahey,                 Vice President of OppenheimerFunds Distributor, Inc.
              Vice President

Oppenheimer   Scott T. Farrar,              None
              Vice President

Oppenheimer   Katherine P. Feld,            Vice President of OppenheimerFunds, Distributor, Inc.;
              Vice President, Senior        Vice President, Assistant Secretary and Director of
              Counsel                       Centennial Asset Management Corporation; Vice President
                                            of Oppenheimer Real Asset Management, Inc.

Oppenheimer   Ronald H. Fielding,           Vice President of OppenheimerFunds Distributor, Inc.;
              Senior Vice President;        Director of ICI Mutual Insurance Company; Governor of
              Chairman: Rochester Division  St. John's College; Chairman of the Board of Directors of
                                            International Museum of Photography at George Eastman
                                            House.

Oppenheimer   Paul Fitzsimmons,             Assistant Vice President of HarbourView Asset
              Assistant Vice President      Management Corporation.

Oppenheimer   P. Lyman Foster,              Senior Vice President of OppenheimerFunds Distributor, Inc.
              Senior Vice President

Oppenheimer   David Foxhoven,               Assistant Vice President of OppenheimerFunds Legacy
              Assistant Vice President      Program.

Oppenheimer   Colleen M. Franca,            None
              Assistant Vice President

Oppenheimer   Crystal French,               None
              Vice President

Oppenheimer   Dan P. Gangemi,               None
              Vice President

Oppenheimer   Dan Gagliardo,                Formerly an Assistant Vice President with Mitchell Hutchins
              Assistant Vice President      (January 2000-October 2000).

Oppenheimer   Subrata Ghose,                None
              Assistant Vice President

Oppenheimer   Charles W. Gilbert,           None
              Assistant Vice President

Oppenheimer   Alan C. Gilston,              None
              Vice President

Oppenheimer   Sharon M. Giordano,           None
              Assistant Vice President

Oppenheimer   Jill E. Glazerman,            None
              Vice President

Oppenheimer   Paul M. Goldenberg,           None
              Vice President

Oppenheimer   Mike Goldverg,                None
              Assistant Vice President

Oppenheimer   Bejamin J. Gord,              Vice President of HarbourView Asset Management
              Vice President                Corporation. Formerly Executive Director with Miller
                                            Anderson Sherrerd, a division of Morgan Stanley
                                            Investment Management. (April 1992-March 2002).

Oppenheimer   Laura Granger,                Formerly a portfolio manager at Fortis Advisors (July
              Vice President                1998-October 2000).

Oppenheimer   Robert Grill,                 None
              Senior Vice President

Oppenheimer   Robert Guy,                   None
              Senior Vice President

Oppenheimer   David Hager,                  None
              Vice President

Oppenheimer   Robert Haley,                 None
              Assistant Vice President

Oppenheimer   Marilyn Hall,                 None
              Vice President

Oppenheimer   Kelly Haney,                  None
              Assistant Vice President

Oppenheimer   Thomas B. Hayes,              None
              Vice President

Oppenheimer   Dorothy F. Hirshman,          None
              Vice President

Oppenheimer   Merryl I. Hoffman,            As of December 2001: Secretary of HarbourView
              Vice President & Senior       Asset Management Corporation, OFI Private Investments,
              Counsel                       Inc. and OFI Institutional Asset Management, Inc.; Assistant
                                            Secretary of OppenheimerFunds Legacy Program.

Oppenheimer   Scott T. Huebl,               Assistant Vice President of OppenheimerFunds Legacy
              Vice President                Program.

Oppenheimer   Margaret Hui,                 None
              Assistant Vice President

Oppenheimer   John Huttlin,                 None
              Vice President

Oppenheimer   James G. Hyland,              None
              Assistant Vice President

Oppenheimer   Steve P. Ilnitzki,            Formerly Vice President of Product Management at
              Senior Vice President         Ameritrade (until March 2000).

Oppenheimer   Kathleen T. Ives,             Vice President of OppenheimerFunds Distributor, Inc.;
              Vice President & Assistant    Vice President and Assistant Secretary of Shareholder
              Counsel                       Services, Inc.; Assistant Secretary of OppenheimerFunds
                                            Legacy Program and Shareholder Financial Services, Inc.

Oppenheimer   William Jaume,                Senior Vice President and Chief Compliance Officer (since
              Vice President                April 2000) of HarbourView Asset Management
                                            Corporation; and of OFI Institutional Asset Management,
                                            Inc. (since February 2001).

Oppenheimer   Frank V. Jennings,            None
              Vice President

Oppenheimer   John Jennings,                None
              Vice President

Oppenheimer   John Michael Johnson,         Formerly Vice President, Senior Analyst/Portfolio Manager
              Assistant Vice President      at Aladdin Capital Holdings Inc. (February 2001-May 2002)
                                            prior to which he was Vice President and Senior Analyst at
                                            Merrill Lynch Investment Managers (October 1996-February 2001).

Oppenheimer   Lewis A. Kamman,              None
              Vice President

Oppenheimer   Jennifer E. Kane,             None.
              Assistant Vice President

Oppenheimer   Lynn O. Keeshan,              None
              Senior Vice President

Oppenheimer   Thomas W. Keffer,             None
              Senior Vice President

Oppenheimer   Cristina J. Keller,           Vice President of OppenheimerFunds Distributor, Inc.
              Vice President

Oppenheimer   Michael Keogh,                None
              Vice President

Oppenheimer   Garrett K. Kolb,              None
              Assistant Vice President

Oppenheimer   Walter G. Konops,             None
              Assistant Vice President

Oppenheimer   Avram D. Kornberg,            None
              Senior Vice President

Oppenheimer   James Kourkoulakos,           None
              Vice President

Oppenheimer   Guy E. Leaf,                  Vice President of Merrill Lynch (January
              Vice President                2000-September 2001.

Oppenheimer   Christopher M. Leavy,         Formerly Vice President and portfolio manager at Morgan
              Senior Vice President         Stanley Investment Management (1997-September 2000).

Oppenheimer   Dina C. Lee,                  Formerly an attorney with Van Eck Global (until December
              Assistant Vice President &    2000).
              Assistant Counsel

Oppenheimer   Laura Leitzinger,              Vice President of Shareholder Financial Services, Inc.
              Vice President

Oppenheimer   Michael S. Levine,             None
              Vice President

Oppenheimer   Gang Li,                       None
              Assistant Vice President

Oppenheimer   Shanquan Li,                   None
              Vice President

Oppenheimer   Mitchell J. Lindauer,          None
              Vice President & Assistant
              General Counsel

Oppenheimer   Bill Linden,                  None
              Assistant Vice President

Oppenheimer   Malissa B. Lischin,           Assistant Vice President of OppenheimerFunds
              Assistant Vice President      Distributor, Inc.

Oppenheimer   Reed Litcher,                 None
              Vice President

Oppenheimer   David P. Lolli,               None
              Assistant Vice President

Oppenheimer   Daniel G. Loughran            None
              Vice President: Rochester
              Division

Oppenheimer   Patricia Lovett,              Vice President of Shareholder Financial Services, Inc.
              Vice President                and Senior Vice President of Shareholder Services, Inc.

Oppenheimer   Steve Macchia,                None
              Vice President

Oppenheimer   Angelo G. Manioudakis         Senior Vice President of HarbourView Asset Management
              Senior Vice President         Corporation. Formerly Executive Director and portfolio
                                            manager for Miller, Anderson & Sherrerd, a division of
                                            Morgan Stanley Investment Management (August
                                            1993-April 2002).

Oppenheimer   Marianne Manzolillo,          None
              Assistant Vice President

Oppenheimer   Philip T. Masterson,          None
              Vice President & Assistant
              Counsel

Oppenheimer   Charles L. McKenzie,          Senior Vice President of HarbourView Asset Management
              Senior Vice President         Corporation and OFI Institutional Asset Management
                                            Corporation.

Oppenheimer   Lisa Migan,                   None
              Assistant Vice President

Oppenheimer   Andrew J. Mika,               None
              Senior Vice President

Oppenheimer   Joy Milan,                    None
              Vice President

Oppenheimer   Denis R. Molleur,             None
              Vice President & Senior
              Counsel

Oppenheimer   Nikolaos D. Monoyios,         None
              Vice President

Oppenheimer   Charles Moon,                 Vice President of HarbourView Asset Management
              Vice President                Corporation. Formerly an Executive Director and
                                            Portfolio Manager with Miller Anderson & Sherrerd,
                                            a division of Morgan Stanley Investment Management
                                            (June 1999-March 2002).

Oppenheimer   John Murphy,                  Director of OppenheimerFunds Distributor, Inc.,
              Chairman,  President,  Chief  Centennial Asset Management Corporation, HarbourView
              Executive Officer & Director  Asset Management Corporation, OFI Private
                                            Investments, Inc., OFI Institutional Asset Management, Inc.
                                            and Tremont Advisers, Inc.; Director (Class A) of
                                            Trinity Investments Management Corporation;
                                            President and Director of Oppenheimer Acquisition Corp.,
                                            Oppenheimer Partnership Holdings, Inc., Oppenheimer
                                            Real Asset Management, Inc.; Chairman and Director
                                            of Shareholder Financial Services, Inc. and Shareholder
                                            Services, Inc.; Executive Vice President of
                                            MassMutual Life Insurance Company; director of DLB
                                            Acquisition Corp.

Oppenheimer   Thomas J. Murray,             None
              Vice President

Oppenheimer   Kenneth Nadler,               None
              Vice President

Oppenheimer   David Negri,                  Senior Vice President of HarbourView Asset Management
              Senior Vice President         Corporation.

Oppenheimer   Richard Nichols,              None
              Vice President

Oppenheimer   Barbara Niederbrach,          None
              Assistant Vice President

Oppenheimer   Raymond C. Olson,             Assistant Vice President and Treasurer of OppenheimerFunds
              Assistant Vice President      Distributor, Inc.; Treasurer of Centennial Asset
                                            Management Corporation.

Oppenheimer   Frank J. Pavlak,              None
              Vice President

Oppenheimer   David P. Pellegrino,          None
              Vice President

Oppenheimer   Allison C. Pells,             None
              Assistant Vice President

Oppenheimer   James F. Phillips,            None
              Vice President

Oppenheimer   Raghaw Prasad,
              Assistant Vice President

Oppenheimer   Jane C. Putnam,               None
              Vice President

Oppenheimer   Michael E. Quinn,             None
              Vice President

Oppenheimer   Julie S. Radtke,              None
              Vice President

Oppenheimer   Norma J. Rapini,              None
              Assistant Vice President:
              Rochester Division

Oppenheimer   Thomas P. Reedy,              Vice President (since April 1999) of HarbourView Asset
              Vice President                Management Corporation.

Oppenheimer   Brian N. Reid,                Formerly an Assistant Vice President with Eaton Vance
              Assistant Vice President      Management (January 2000-January 2002).

Oppenheimer   Kristina Richardson,          None
              Assistant Vice President

Oppenheimer   David Robertson,              Senior Vice President of OppenheimerFunds Distributor, Inc.
              Senior Vice President

Oppenheimer   Rob Robis,                    None
              Assistant Vice President

Oppenheimer   Antoinette Rodriguez,         None
              Assistant Vice President

Oppenheimer   Jeffrey S. Rosen,             None
              Vice President

Oppenheimer   Richard H. Rubinstein,        None
              Senior Vice President

Oppenheimer   James H. Ruff,                President and director of OppenheimerFunds Distributor, Inc.
              Executive Vice President      and Centennial Asset Management Corporation; Executive
                                            Vice President of OFI Private Investments, Inc.

Oppenheimer   Andrew Ruotolo                President and director of Shareholder Services, Inc. and
              Executive Vice President and  Shareholder Financial Services, Inc., Director (Class A) of
              Director                      Trinity Investment Management Corporation

Oppenheimer   Rohit Sah,                    None
              Assistant Vice President

Oppenheimer   Valerie Sanders,              None
              Vice President

Oppenheimer   Jeffrey R. Schneider,         None
              Vice President

Oppenheimer   Ellen P. Schoenfeld,          None
              Vice President

Oppenheimer   David Schultz,                Chief Executive Officer, President & Senior Managing
              Senior Vice President         Director & Director of OFI Institutional Asset
                                            Management, Inc. and HarbourView Asset Management
                                            Corporation; Director (Class A) and Chairman of
                                            Trinity Investment Management Corporation; Director
                                            of Oppenheimer Trust Company.

Oppenheimer   Scott A. Schwegel,            None
              Assistant Vice President

Oppenheimer   Allan P. Sedmak               None
              Assistant Vice President

Oppenheimer   Jennifer L. Sexton,           Vice President of OFI Private Investments, Inc.
              Vice President

Oppenheimer   Martha A. Shapiro,            None
              Vice President

Oppenheimer   Navin Sharma,                 Formerly, Manager at BNP Paribas Cooper Neff Advisors
              Vice President                (May 2001-April 2002) prior to which he was Development
                                            Manager at Reality Online/Reuters America Inc.
                                            (June 2000-May 2001).

Oppenheimer   Steven J. Sheerin,            Formerly consultant with Pricewaterhouse Coopers
              Vice President                (November 2000-May 2001) prior to which he was a Vice
                                            President of Merrill Lynch Pierce Fenner & Smith, Inc.
                                            (July 1998-October 2000).

Oppenheimer   Bonnie Sherman,               None
              Assistant Vice President

Oppenheimer   David C. Sitgreaves,          None
              Assistant Vice President

Oppenheimer   Edward James Sivigny          Formerly a Director for ABN Amro Securities (July
              Assistant Vice President      2001-July 2002) prior to which he was Associate Director for
                                            Barclays Capital (1998-July 2001).

Oppenheimer   Enrique H. Smith,             Formerly a business analyst with Goldman Sachs
              Assistant Vice President      (August 1999-August 2001).

Oppenheimer   Richard A. Soper,             None
              Vice President

Oppenheimer   Louis Sortino,                None
              Assistant Vice President:
              Rochester Division

Oppenheimer   Keith J. Spencer,             None
              Vice President

Oppenheimer   Marco Antonio Spinar,         Formerly, Director of Business Operations at AOL Time
              Assistant Vice President      Warner, AOL Time Warner Book Group
                                            (June 2000-December 2001).

Oppenheimer   Richard A. Stein,             None
              Vice President: Rochester
              Division

Oppenheimer   Arthur P. Steinmetz,          Senior Vice President of HarbourView Asset
              Senior Vice President         Management Corporation.

Oppenheimer   Jayne M. Stevlingson,         None
              Vice President

Oppenheimer   Gregory J. Stitt,             None
              Vice President

Oppenheimer   John P. Stoma,                Senior Vice President of OppenheimerFunds Distributor, Inc.
              Senior Vice President

Oppenheimer   Wayne Strauss,                None
              Assistant Vice President:
              Rochester Division

Oppenheimer   Michael Stricker,             None
              Vice President

Oppenheimer   Deborah A. Sullivan,          Since December 2001, Secretary of Oppenheimer Trust
              Assistant Vice President,     Company.
              Assistant Counsel

Oppenheimer   Mary Sullivan,                None
              Assistant Vice President

Oppenheimer   Kevin L. Surrett,             None
              Assistant Vice President

Oppenheimer   Susan B. Switzer,             None
              Vice President

Oppenheimer   Anthony A. Tanner,            None
              Vice President: Rochester
              Division

Oppenheimer   Paul Temple,                  Formerly a Vice President of Merrill Lynch (October
              Vice President                2001-January 2002) prior to which he was a Vice President
                                            with OppenheimerFunds, Inc. (May 2000-October 5, 2001).

Oppenheimer   Eamon Tubridy,                None
              Assistant Vice President

Oppenheimer   James F. Turner,              Formerly portfolio manager for Technology Crossover
              Vice President                Ventures (May 2000-March 2001).

Oppenheimer   Cameron Ullyat,               None
              Assistant Vice President

Oppenheimer   Mark S. Vandehey,             Vice President of OppenheimerFunds Distributor, Inc.,
              Vice President                Centennial Asset Management Corporation and
                                            Shareholder Services, Inc.

Oppenheimer   Maureen Van Norstrand,        None
              Assistant Vice President

Oppenheimer   Vincent Vermette,             Assistant Vice President of OppenheimerFunds
              Assistant Vice President      Distributor, Inc.

Oppenheimer   Phillip F. Vottiero,          None
              Vice President

Oppenheimer   Samuel Sloan Walker,          Vice President of HarbourView Asset Management
              Vice President                Corporation.

Oppenheimer   Teresa M. Ward,               Vice President of OppenheimerFunds Distributor, Inc.
              Vice President

Oppenheimer   Darrin L. Watts,              None
              Assistant Vice President

Oppenheimer   Jerry A. Webman,              Senior Vice President of HarbourView Asset
              Senior Vice President         Management Corporation.

Oppenheimer   Christopher D. Weiler,        None
              Assistant Vice President:
              Rochester Division

Oppenheimer   Barry D. Weiss,               None
              Vice President

Oppenheimer   Melissa Lynn Weiss,           Formerly an Associate at Hoguet Newman &
              Vice President                Regal, LLP (January 1998-May 2002).

Oppenheimer   Christine Wells,              None
              Vice President

Oppenheimer   Joseph J. Welsh,              None
              Vice President

Oppenheimer   Diederick Wermolder,          Director of OppenheimerFunds International Ltd.;
              Vice President                Senior Vice President (Managing Director of the
                                            International Division) of OFI Institutional Asset
                                            Management, Inc.

Oppenheimer   Catherine M. White,           Assistant Vice President of OppenheimerFunds
              Assistant Vice President      Distributor, Inc. Formerly, Assistant Vice President
                                            with Gruntal & Co. LLC (September 1998 - October
                                            2000); member of the American Society of Pension
                                            Actuaries (ASPA) since 1995.

Oppenheimer   William L. Wilby,             Formerly Senior Vice President of HarbourView
              Senior Vice President         Asset Management Corporation (May 1999-July 2002).

Oppenheimer   Donna M. Winn,                President, Chief Executive Officer and Director of
              Senior Vice President         OFI Private Investments, Inc.; Director and President of
                                            OppenheimerFunds Legacy Program; Senior Vice President
                                            of OppenheimerFunds Distributor, Inc.

Oppenheimer   Kenneth Winston,              Principal at Richards & Tierney, Inc. (until June 2001).
              Senior Vice President

Oppenheimer   Brian W. Wixted,              Treasurer of HarbourView Asset Management Corporation;
              Senior Vice President and      OppenheimerFunds International Ltd., Oppenheimer
              Treasurer                     Partnership Holdings, Inc., Oppenheimer Real Asset
                                            Management Corporation, Shareholder Services, Inc.,
                                            Shareholder Financial Services, Inc., OFI Private
                                            Investments, Inc. and OFI Institutional Asset Management,
                                            Inc.; Treasurer and Chief Financial Officer of
                                            Oppenheimer Trust Company; Assistant Treasurer of
                                            Oppenheimer Acquisition Corp. and OppenheimerFunds
                                            Legacy Program.

Oppenheimer   Carol Wolf,                   Serves on the Board of the Colorado Ballet.
              Senior Vice President

Oppenheimer   Kurt Wolfgruber,              Director of Tremont Advisers, Inc. (as of January 2002).
              Senior Vice President

Oppenheimer   Caleb C. Wong,                None
              Vice President

Oppenheimer   Edward C. Yoensky,            None
              Assistant Vice President

Oppenheimer   Robert G. Zack                General Counsel and Director of OppenheimerFunds
              Senior Vice President and     Distributor, Inc.; General Counsel of Centennial Asset
              General Counsel               Management Corporation; Senior Vice President and
                                            General Counsel of HarbourView Asset Management
                                            Corporation and OFI Institutional Asset Management, Inc.;
                                            Senior Vice President, General Counsel and Director of
                                            Shareholder Financial Services, Inc., Shareholder
                                            Services, Inc., OFI Private Investments, Inc. and
                                            Oppenheimer Trust Company; Vice President and Director
                                            of Oppenheimer Partnership Holdings, Inc.; Secretary of
                                            OAC Acquisition Corp.; Director and Assistant Secretary
                                            of OppenheimerFunds International Ltd.; Director of
                                            Oppenheimer Real Asset Management, Inc.; Vice
                                            President of OppenheimerFunds Legacy Program.

Oppenheimer   Jill Zachman,                 None
              Vice President: Rochester
              Division

Oppenheimer   Neal A. Zamore,               None
              Vice President

Oppenheimer   Mark D. Zavanelli,            None
              Vice President

Oppenheimer   Alex Zhou,                    None
              Assistant Vice President

Oppenheimer   Arthur J. Zimmer,             Senior Vice President (since April 1999) of HarbourView
              Senior Vice President         Asset Management Corporation.
                                     II-28

Item 27.  Principal Underwriters
          ----------------------

          (a) Pacific Select Distributors, Inc. ("PSD") member, NASD & SIPC serves as Distributor of Shares of Pacific Select Fund. PSD is a
              subsidiary of Pacific Life.
          (b)

Name and Principal/15/      Positions and Offices         Positions and Offices
Business Address            with Underwriter              with Registrant
-------------------------   -------------------------     ---------------------
Audrey L. Milfs             Vice President and            Secretary
                            Secretary

Edward R. Byrd              Director, Vice President      None
                            and Chief Financial Officer

Gerald W. Robinson          Director, Chairman and CEO    None

John L. Dixon               Director and President        None

Thomas H. Oliver            Director                      None

John W. Poff                Vice President                None

Jane M. Guon                Assistant Secretary           None

Adrian S. Griggs            Vice President                None

Kathleen Hunter             Vice President                None

Alyce F. Peterson           Assistant Vice President      None

Brian D. Klemens            Vice President and Treasurer  Vice President and
                                                          Treasurer

Peter S. Deering            Senior Vice President         None

Joy H. Hansler              Assistant Vice President      None

Item 28.  Location of Accounts and Records
          --------------------------------

     The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and the rules under that section will be maintained by Pacific Life at
700 Newport Center Drive, Newport Beach, California 92660 or State Street Bank
and Trust Company at 801 Pennsylvania, Kansas City, MO 64105.

     The identity of the person on the other side of the transaction required to be maintained by Regsitrant pursuant to Rule 17a-7 of the Investment Company Act of 1940 will be maintained by Pacific Life other than portfolios managed by MFS
Investment Management and Mercury Advisors. The information for MFS Investment
Management will be maintained by MFS at 500 Boylston Street, 20th Floor, Boston
MA 02116. The information for Mercury Advisors will be maintained by Mercury at
800 Scudders Mill Road, Plainboro, NJ 08536.

Item 29.  Management Services
          -------------------

     Not applicable

Item 30.  Undertakings
          ------------

     The registrant hereby undertakes:

          Not applicable
-----------------

   /15/   Principal business address for all individuals listed is 700 Newport
          Center Drive, Newport Beach, California 92660

                                     II-29

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule
485(b) under the Securities Act and has duly caused this Post-Effective
Amendment No. 41 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Newport Beach, and State of California, on this 18th day of December, 2002.

                                          PACIFIC SELECT FUND

                                          By:
                                             __________________________________
                                                    Glenn S. Schafer*
                                                        President

*By: /s/ DIANE N. LEDGER
  _______________________________
      Diane N. Ledger
      as attorney-in-fact

                                     II-30

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, this Post-
Effective Amendment No. 41 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

             SIGNATURE                           TITLE                     DATE
             ---------                           -----                     ----
                                     Chairman and Trustee             December 18, 2002
------------------------------------  (Chief Executive Officer)
          Thomas C. Sutton*

                                     Vice President and Treasurer     December 18, 2002
------------------------------------  (Vice President and Treasurer)
          Brian D. Klemens*

                                     President                        December 18, 2002
------------------------------------  (President)
          Glenn S. Schafer*

                                     Trustee                          December 18, 2002
------------------------------------
         Richard L. Nelson*

                                     Trustee                          December 18, 2002
------------------------------------
          Lyman W. Porter*

                                     Trustee                          December 18, 2002
------------------------------------
           Alan Richards*

                                     Trustee                          December 18, 2002
------------------------------------
           Lucie H. Moore*

* By:   /s/ DIANE N. LEDGER                                           December 18, 2002
------------------------------------
        Diane N. Ledger
        as attorney-in-fact

                                    PART C

    KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears above constitutes and appoints David R. Carmichael, Sharon A. Cheever, Diane N.
Ledger, Jeffrey S. Puretz, Keith T. Robinson, and Robin S. Yonis his or her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him or her in his or her name, place and stead, in any and all Registration Statements applicable to Pacific Select Fund and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange
Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

                                     II-31